UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05011

Name of Fund:	BIF Multi-State Municipal Series Trust
    BIF California Municipal Money Fund
    BIF Connecticut Municipal Money Fund
    BIF Massachusetts Municipal Money Fund
    BIF Michigan Municipal Money Fund
    BIF New Jersey Municipal Money Fund
    BIF New York Municipal Money Fund
    BIF Ohio Municipal Money Fund
BIF Pennsylvania Municipal Money Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BIF Multi-State Municipal Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 626-1960

Date of fiscal year end: 03/31/2014

Date of reporting period: 09/30/2013

Item 1 – Report to Stockholders

SEPTEMBER 30, 2013

SEMI-ANNUAL REPORT (UNAUDITED)

BIF Multi-State Municipal Series Trust

>	BIF California Municipal Money Fund
>	BIF Connecticut Municipal Money Fund
>	BIF Massachusetts Municipal Money Fund
>	BIF Michigan Municipal Money Fund
>	BIF New Jersey Municipal Money Fund
>	BIF New York Municipal Money Fund
>	BIF Ohio Municipal Money Fund
>	BIF Pennsylvania Municipal Money Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Dear Shareholder

One year ago, financial markets were in a soft patch as global trade slowed, driven by a recession in Europe and decelerating growth in China. Volatility increased toward the end of 2012 due to growing concern that bipartisan gridlock in Washington, D.C. would preclude a timely resolution to US budget negotiations. Failure to reach an agreement before the end of the year would have triggered the “fiscal cliff” of pre-mandated tax increases and spending cuts as of the beginning of 2013, putting the US economy at risk for recession. The worst of the fiscal cliff was averted, however, with a last-minute tax deal, allowing markets to get off to a strong start in 2013. Money that had been pulled to the sidelines amid year-end tax-rate uncertainty poured back into the markets in January. Key indicators signaling modest but broad-based improvements in the world’s major economies, coupled with the absence of negative headlines from Europe, fostered an aura of comfort for investors. Global equities surged, while rising US Treasury yields pressured high quality fixed income assets. (Bond prices fall when yields rise.)

Global economic momentum slowed in February and the pace of the rally moderated. In the months that followed, US stocks outperformed international stocks, as the US recovery showed greater stability compared to most other regions. Slow, but positive, growth in the United States was sufficient to support corporate earnings, while uncomfortably high unemployment reinforced expectations that the Federal Reserve would keep interest rates low. International markets experienced higher levels of volatility given a resurgence of political instability in Italy, a severe banking crisis in Cyprus and a generally poor outlook for European economies. Emerging markets significantly lagged the rest of the world as growth in these economies, particularly in China and Brazil, fell short of expectations.

In May, comments from the Fed suggesting a possible reduction of its bond-buying stimulus program before the end of 2013 roiled markets around the world. Equities plummeted and a dramatic increase in US Treasury yields resulted in tumbling bond prices. Markets rebounded in late June when the tone of the US central bank turned more dovish. Improving economic indicators and a positive outlook for corporate earnings further boosted risk assets in July, with major US equity indices hitting new record highs.

Markets slumped again in August as investors became wary amid looming macro risks. Mixed economic data stirred up worries about global growth and renewed anxieties about when and how much the Fed would scale back on its asset purchase program. Additional volatility stemmed from the escalation of the revolution in Egypt and the civil war in Syria. These conflicts underscored the broader issue of rising geopolitical instability in the Middle East/North Africa region and put upward pressure on oil prices, creating an additional headwind for global economic growth.

September was surprisingly positive for investors thanks to the easing of several key risks. Most importantly, the Federal Reserve defied market expectations with its decision to maintain the current pace of its asset purchase program. Additionally, the more hawkish candidate to become the next Federal Reserve Chairman, Larry Summers, withdrew from the race. On the geopolitical front, the violence in Egypt subsided and the situation in Syria no longer appeared to warrant foreign military intervention. In Europe, the re-election of Angela Merkel as Chancellor of Germany was welcomed as a continuation of the status quo. These developments drove all asset classes generally higher for the month of September even though the final week of the month saw risk markets decline due to political wrangling over US fiscal policy, which ultimately led to a government shutdown at the close of the period.

Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments. Developed market equities generated the strongest returns for the 6- and 12-month periods ended September 30, 2013. Emerging markets, in contrast, struggled with slowing growth and weakening currencies. Rising interest rates resulted in poor performance for most fixed income assets, especially US Treasury bonds and other higher quality sectors such as tax-exempt municipals and investment grade corporate bonds. High yield bonds, on the other hand, generated positive returns as investors looked to the asset class for income in the low-rate environment. Short-term interest rates remained near zero, keeping yields on money market securities near historical lows.

At BlackRock, we believe investors need to think globally and extend their scope across a broader array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit www.blackrock.com for further insight about investing in today’s world.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

“Though we’ve seen periods of heightened uncertainty and market volatility over the past year, riskier asset classes generally outperformed lower-risk investments.”

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of September 30, 2013

	6-month	12-month
US large cap equities (S&P 500® Index)	8.31%	19.34%
US small cap equities (Russell 2000® Index)	13.61	30.06
International equities (MSCI Europe, Australasia, Far East Index)	10.47	23.77
Emerging market equities (MSCI Emerging Markets Index)	(2.78)	0.98
3-month Treasury bill (BofA Merrill Lynch 3-Month US Treasury Bill Index)	0.04	0.10
US Treasury securities (BofA Merrill Lynch 10-Year US Treasury Index)	(5.19)	(5.71)
US investment grade bonds (Barclays US Aggregate Bond Index)	(1.77)	(1.68)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(3.47)	(2.25)
US high yield bonds (Barclays US Corporate High Yield 2% Issuer Capped Index)	0.81	7.14

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Money Market Overview

For the Six-Month Period Ended September 30, 2013

The Federal Open Market Committee (“FOMC”) maintained its target range for the federal funds rate at 0.00% to 0.25% throughout the six-month reporting period ended September 30, 2013. In late May, the FOMC made statements suggesting a possible reduction in the size of its monthly asset purchases from the current pace of $85 billion (a process known as “tapering”) beginning as early as the time of its policy meeting scheduled for September 18. A summer of mounting expectations that monetary stimulus would soon begin to wane ended with a surprising announcement following the September meeting of the FOMC that it would maintain its asset purchase program at the current pace. This decision was predicated on the recent tightening in financial conditions caused by a rise in long-term interest rates coupled with drags associated with fiscal policy, leading the FOMC to question the sustainability of growth without continued monetary accommodation. Also in its post-meeting comments, the FOMC stated that it will continue to monitor economic developments closely and will adjust the pace of purchases as it deems necessary to maintain the appropriate level of monetary policy accommodation to support a stronger economic recovery and help ensure that inflation trends to a rate consistent with the FOMC’s dual mandate. Financial markets reacted favorably as the expected commencement of tapering was delayed until at least later in the year. The yield on the 10-year US Treasury note fell 16 basis points on September 18 while equities rallied, with the Dow Jones Industrial Average up almost 1% for the day.

In the “Summary of Economic Projections” resulting from the FOMC’s September meeting, policymakers slightly lowered their forecasts for growth and the unemployment rate in 2014. Inflation expectations were also revised slightly lower despite running near historical lows. Against this backdrop, the FOMC reaffirmed its commitment to maintaining accommodative measures until the US labor market exhibits substantial improvement subject to continued price stability, noting that the Committee “anticipates that this exceptionally low range for the federal funds rate will be appropriate at least as long as the unemployment rate remains above 6.5%, inflation between one and two years ahead is projected to be no more than a half percentage point above the Committee’s 2% longer-run goal, and longer-term inflation expectations continue to be well anchored.”

Economic activity expanded at a moderate pace in the second quarter of 2013, with US gross domestic product growing at an annualized rate of 2.5%. The US unemployment rate declined by 0.3% (from 7.6% to 7.3%) over the six months ended September 30, 2013. Despite this improvement, the underlying components remain weak. In particular, the employment-to-population ratio and the labor force participation rate fell to levels not witnessed since the late 1970s. The housing sector advanced. Despite higher mortgage rates, existing home sales increased 8% over the quarter, helping to buoy spending by households as well as businesses.

In Europe, policymakers faced with weak growth and acquiescent inflation maintained a bias toward easing throughout the period. Efforts from the European Central Bank (“ECB”) to resuscitate the eurozone economy with record-low interest rates met only limited success in lifting growth measures. At a recent press conference, ECB president Mario Draghi commented that the bank is willing to employ “all available instruments” to keep interest rates from rising and hurting the nascent recovery. He further hinted the bank would consider increasing liquidity with a third round of loans under the Long-Term Refinancing Operation program. In September, the currency bloc received a crucial vote of confidence with the decisive re-election of Chancellor Angela Merkel in Germany as it was seen as an endorsement by German voters of her strong support of the euro.

In US money markets, the FOMC’s decision to delay tapering its stimulus program had little impact on short-term yields as money market flows remained stable. However, London Interbank Offered Rates (“LIBOR”) notched lower over the six months due in large part to central bank liquidity measures coupled with decreasing supply in the money market space, with three-month LIBOR decreasing 0.03% to close at 0.25% as of September 30, 2013. Yields on US Treasury bills fell during the period amid a decreasing amount of bills outstanding. The 3-month Treasury bill yield moved lower by 0.07% to close the period at 0.01%. During the month of September, with no end in sight to the looming debt-ceiling impasse, 1-month Treasury bill yields exhibited increased volatility as some liquidity investors sought to avoid Treasury bills maturing in the second half of October when the national debt was projected to breach its statutory maximum. In late September, the Federal Reserve introduced a series of daily overnight fixed-rate reverse repurchase agreements (“repos”) with a maximum bid set at $500 million per approved counterparty. Near the end of the month, as the repo market was beginning to display signs of stress for lack of collateral, the Fed increased the maximum bid to $1 billion. This new facility provided $58 billion in repo transactions.

In the short-term tax-exempt market, yields rose steadily leading up to the April 15 tax filing deadline, and declined throughout the summer months due to strong cash inflows resulting from the reinvestment of bond coupon payments and maturities. This is a typical seasonal pattern for yields during this time as increased demand for variable rate demand notes (“VRDNs”) faces a decreased-supply environment. The benchmark Securities Industry and Financial Markets Association Index, which represents the average rate on seven-day, high-quality VRDN securities (as calculated by Municipal Market Data), reached a year-to-date high of 0.23% on April 17 and ended the period at 0.07% as of September 30, 2013.

As the FOMC’s easy monetary policy has kept rates on taxable overnight repos low by historical measures, demand for VRDN securities from taxable money funds continued to be strong in 2013. This put additional supply pressures on an already shrinking VRDN market and allowed the dealer community to maintain yields on VRDNs that continue to attract crossover buyers from the taxable market.

As state and local municipalities continue to limit spending and reduce debt, new-issue supply of one-year, fixed-rate notes remained diminished in 2013. Municipalities began their annual issuance of one-year notes in June. Generally speaking, municipal money market funds take advantage of “note season” to extend their weighted average maturity, pick up yield, and diversify beyond bank exposure. The municipal yield curve continued to be extremely flat with longer-dated one-year municipal notes yielding 0.18% as of September 30, 2013, representing only a nominal premium for the extension risk over VRDNs.

Tax-exempt money fund industry assets, although down 3.4% for the six-month period, stabilized in the third quarter at $263 billion as of September 30, 2013.

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

4	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Fund Information as of September 30, 2013

BIF California Municipal Money Fund

BIF California Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as California’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF California Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	71%
Fixed Rate Notes	19
Tax-Exempt Commercial Paper	6
Other Assets Less Liabilities	4
Total	100%

BIF Connecticut Municipal Money Fund

BIF Connecticut Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Connecticut’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Connecticut Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	82%
Fixed Rate Notes	13
Other Assets Less Liabilities	5
Total	100%

BIF Massachusetts Municipal Money Fund

BIF Massachusetts Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Massachusetts’ personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Massachusetts Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	79%
Fixed Rate Notes	19
Other Assets Less Liabilities	2
Total	100%

BIF Michigan Municipal Money Fund

BIF Michigan Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Michigan’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Michigan Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	80%
Fixed Rate Notes	8
Other Assets Less Liabilities	12
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	5

Fund Information (concluded)

BIF New Jersey Municipal Money Fund

BIF New Jersey Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New Jersey’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New Jersey Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	77%
Fixed Rate Notes	20
Other Assets Less Liabilities	3
Total	100%

BIF New York Municipal Money Fund

BIF New York Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as New York’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF New York Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	82%
Fixed Rate Notes	18
Total	100%

BIF Ohio Municipal Money Fund

BIF Ohio Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Ohio’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Ohio Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	58%
Fixed Rate Notes	19
Tax-Exempt Commercial Paper	5
Other Assets Less Liabilities	18
Total	100%

BIF Pennsylvania Municipal Money Fund

BIF Pennsylvania Municipal Money Fund’s (the “Fund”) investment objective is to seek current income exempt from federal income tax as well as Pennsylvania’s personal income tax, and, where applicable, local personal income tax. The Fund also seeks preservation of capital and liquidity.

	7-Day SEC Yield	7-Day Yield
BIF Pennsylvania Municipal Money Fund	0.00%	0.00%
Portfolio Composition	Percent of Net Assets
Variable Rate Demand Notes	89%
Fixed Rate Notes	10
Other Assets Less Liabilities	1
Total	100%

The 7-day SEC yields may differ from the 7-day yields shown above due to the fact that the 7-day SEC yields exclude distributed capital gains.
Past performance is not indicative of future results.

6	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Disclosure of Expenses

Shareholders of these Funds may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, service and distribution fees, including 12b-1 fees, and other Fund expenses. The expense examples shown below (which are based on a hypothetical investment of $1,000 invested on April 1, 2013 and held through September 30, 2013) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund in the first table under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Expense Examples

	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period[1]	Annualized Expense Ratio
Actual
BIF California Municipal Money Fund	$1,000.00	$1,000.00	$0.75	0.15%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,000.00	$0.60	0.12%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,000.00	$0.90	0.18%
BIF Michigan Municipal Money Fund	$1,000.00	$1,000.00	$0.70	0.14%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,000.00	$1.05	0.21%
BIF New York Municipal Money Fund	$1,000.00	$1,000.00	$0.75	0.15%
BIF Ohio Municipal Money Fund	$1,000.00	$1,000.00	$0.80	0.16%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,000.00	$0.85	0.17%
Hypothetical (5% annual return before expenses)[2]
BIF California Municipal Money Fund	$1,000.00	$1,024.32	$0.76	0.15%
BIF Connecticut Municipal Money Fund	$1,000.00	$1,024.47	$0.61	0.12%
BIF Massachusetts Municipal Money Fund	$1,000.00	$1,024.17	$0.91	0.18%
BIF Michigan Municipal Money Fund	$1,000.00	$1,024.37	$0.71	0.14%
BIF New Jersey Municipal Money Fund	$1,000.00	$1,024.02	$1.07	0.21%
BIF New York Municipal Money Fund	$1,000.00	$1,024.32	$0.76	0.15%
BIF Ohio Municipal Money Fund	$1,000.00	$1,024.27	$0.81	0.16%
BIF Pennsylvania Municipal Money Fund	$1,000.00	$1,024.22	$0.86	0.17%
[1]	Expenses for each Fund are equal to the annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period shown).
[2]	Hypothetical 5% annual return before expenses is calculated by pro rating the number of days in the most recent fiscal half year divided by 365.
BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	7

Schedule of Investments September 30, 2013 (Unaudited)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 96.4%
ABAG Finance Authority for Nonprofit Corps., RB, VRDN, Acadia Creek at Union Project, Series A (Bank of America NA SBPA), 0.11%, 10/01/13 (a)	$52,325	$52,325,000
ABAG Finance Authority for Nonprofit Corps., Refunding RB, VRDN, On Lok Senior Health Services (Wells Fargo Bank NA LOC), 0.04%, 10/07/13 (a)	14,305	14,305,000
Bay Area California Toll Authority, RB, VRDN, P-FLOATS, Series 4740 (Bank of America NA Liquidity Agreement), 0.10%, 10/07/13 (a)(b)(c)	3,500	3,500,000
California Community College Financing Authority, RAN, Series B, 2.00%, 6/30/14	13,970	14,148,964
California Health Facilities Financing Authority, RB, VRDN (a):
Scripps Health, Series B (JPMorgan Chase Bank LOC), 0.05%, 10/07/13	7,700	7,700,000
Scripps Health, Series E (Bank of America NA LOC), 0.08%, 10/07/13	4,870	4,870,000
Stanford Hospital and Clinics, Series C, 0.15%, 10/03/13	12,000	12,000,000
California HFA, RB, VRDN, Home Mortgage, Series B, AMT (Fannie Mae Guarantor, Freddie Mac Guarantor), 0.06%, 10/07/13 (a)	4,290	4,290,000
California Health Facilities Financing Authority, Refunding RB, VRDN, Catholic Healthcare, Series B (JPMorgan Chase & Co. LOC), 0.10%, 10/07/13 (a)	5,100	5,100,000
California Infrastructure & Economic Development Bank, Refunding RB, VRDN, Pacific Gas & Electric Co., Series D (Sumitomo Mitsui Banking Corp. LOC), 0.01%, 10/01/13 (a)	21,825	21,825,000
California Municipal Finance Authority, RB, VRDN, Westmont College, Series A (Comerica Bank LOC), 0.10%, 10/07/13 (a)	700	700,000
California Pollution Control Financing Authority, RB, VRDN (a):
Air Products & Chemicals, Inc., Series B, 0.06%, 10/01/13	13,600	13,600,000
Burrtec Waste Group, Series A, AMT (US Bank NA LOC), 0.12%, 10/07/13	8,020	8,020,000
EDCO Disposal Corp. Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.12%, 10/07/13	4,435	4,435,000
South Tahoe Refuse Project, Series A, AMT (Union Bank LOC), 0.13%, 10/07/13	3,945	3,945,000

Municipal Bonds	Par (000)	Value
California (continued)
California School Cash Reserve Program Authority, RB:
Series AA, 2.00%, 10/01/13	$12,820	$12,820,616
Sub-Series A, 2.00%, 4/01/14	3,240	3,266,681
Sub-Series B, 2.00%, 6/02/14	1,350	1,364,874
Subordinate, Series X, 2.00%, 10/01/13	600	600,027
California State Enterprise Development Authority, RB, VRDN, Evapco Project, AMT (Manufacturers & Traders LOC), 0.15%, 10/07/13 (a)	5,055	5,055,000
California State Health Facilities Financing Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-1083 (Deutsche Bank AG SBPA), 0.13%, 10/07/13 (a)(b)(c)	10,000	10,000,000
California State Health Financing Authority, RB, VRDN, P-FLOATS (Bank of America NA SBPA) (a)(b)(c):
Series 4646, 0.07%, 10/07/13	6,250	6,250,000
Series 4726, 0.10%, 10/07/13	1,320	1,320,000
California State Health Facilities Financing Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series E-21 (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement), 0.11%, 10/01/13 (a)(b)(c)	28,000	28,000,000
California Statewide Communities Development Authority, HRB, VRDN, M/F, AMT (Fannie Mae Guarantor) (a):
2nd Street Senior Apartments, Series TT, 0.08%, 10/07/13	2,255	2,255,000
Greentree Senior Apartments Project, Series P, 0.08%, 10/07/13	7,350	7,350,000
Oakmont of Alameda, Series WW, 0.08%, 10/07/13	12,680	12,680,000
California Statewide Communities Development Authority, Refunding RB, VRDN (a):
John Muir Health, Series A (Wells Fargo Bank NA LOC), 0.01%, 10/01/13	3,000	3,000,000
Retirement Housing Foundation Obligated Group (US Bank NA LOC), 0.07%, 10/07/13	10,800	10,800,000
Chino Basin Regional Financing Authority, Refunding RB, VRDN, Inland Empire Utilities (Union Bank NA LOC), 0.07%, 10/07/13 (a)	6,300	6,300,000
City of Anaheim California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, Series DB-470 (Deutsche Bank AG SBPA), 0.08%, 10/07/13 (a)(c)	16,800	16,800,000
City of Carlsbad California, HRB, VRDN, M/F, The Greens Apartments, Series A, AMT (Citibank NA LOC), 0.09%, 10/07/13 (a)	13,515	13,515,000

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedules of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:		EDC	Economic Development Corp.	MRB	Mortgage Revenue Bonds
		FLOATS	Floating Rate Securities	NPFGC	National Public Finance Guarantee Corp.
		GO	General Obligation Bonds	P-FLOATS	Puttable Floating Rate Securities
		HDA	Housing Development Authority	PUTTERS	Puttable Tax-Exempt Receipts
AGM	Assured Guaranty Municipal Corp.	HFA	Housing Finance Agency	RAN	Revenue Anticipation Notes
AMT	Alternative Minimum Tax (subject to)	HRB	Housing Revenue Bonds	RB	Revenue Bonds
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority	ROCS	Reset Option Certificates
BAN	Bond Anticipation Notes	IDRB	Industrial Development Revenue Bonds	S/F	Single-Family
BHAC	Berkshire Hathaway Assurance Corp.	LIFERS	Long Inverse Floating Exempt Receipts	SBPA	Stand-by Bond Purchase Agreements
COP	Certificates of Participation	LOC	Letter of Credit	SPEARS	Short Puttable Exempt Adjustable Receipts
DRIVERS	Derivative Inverse Tax-Exempt Receipts	M/F	Multi-Family	TAN	Tax Anticipation Notes
EDA	Economic Development Authority	MERLOTS	Municipal Exempt Receipts Liquidity Optional Tenders	TRAN VRDN	Tax Revenue Anticipation Notes Variable Rate Demand Notes

See Notes to Financial Statements.

8	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
City of Chula Vista California, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4370, AMT (JPMorgan Chase & Co. SBPA), 0.27%, 10/01/13 (a)(b)(c)	$2,245	$2,245,000
City of Hemet California, Refunding, HRB, VRDN, M/F, Sunwest Retirement, Series A (Freddie Mac SBPA), 0.06%, 10/07/13 (a)	1,200	1,200,000
City of Los Angeles California, Wells Fargo Stage Trust, Refunding RB, VRDN, FLOATS, Series 80C, AMT (Wells Fargo Bank NA Guarantor, Wells Fargo Bank NA SBPA), 0.24%, 10/07/13 (a)(b)(c)	4,570	4,570,000
City of Sacramento California, JPMorgan Chase PUTTERS/DRIVERS Trust, RB, VRDN, Series 4375 (JPMorgan Chase Bank SBPA), 0.08%, 10/07/13 (a)(b)(c)	13,000	13,000,000
City of San Jose California, Deutsche Bank SPEARS/LIFERS Trust, Refunding RB, VRDN, AMT (Deutsche Bank AG SBPA) (a)(c):
Series DB-480, 0.08%, 10/07/13	9,880	9,880,000
Series DB-484, 0.08%, 10/07/13	20,810	20,810,000
Series DBE-544, 0.08%, 10/07/13	8,635	8,635,000
City of San Jose California, HRB, VRDN, M/F, Carlton, Series A, AMT (Fannie Mae Guarantor), 0.10%, 10/07/13 (a)	12,000	12,000,000
City of San Jose California, Refunding HRB, VRDN, M/F, Almaden Lake Village Apartment, Series A, AMT (Fannie Mae Guarantor), 0.18%, 10/07/13 (a)	2,000	2,000,000
City of Santa Rosa California, HRB, VRDN, M/F, Crossings at Santa Rosa, Series A, AMT (Citibank NA LOC), 0.11%, 10/07/13 (a)	1,940	1,940,000
Corona-Norca Unified School District, GO, TRAN, 2.00%, 12/31/13	3,000	3,013,366
County of Contra Costa California, Water District, 0.13%, 11/05/13	9,900	9,900,000
County of Sacramento California, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (a)(b)(c):
Series DB-646, AMT (Deutsche Bank AG SBPA), 0.12%, 10/07/13	9,165	9,165,000
Series DBE-1186 (Deutsche Bank AG SBPA), 0.12%, 10/07/13	2,750	2,750,000
East Bay Municipal Utility District, Refunding RB:
SIFMA, Series A-1, 0.07%, 12/03/13	5,840	5,840,000
VRDN, Series A-2 (US Bank NA SBPA), 0.06%, 10/07/13 (a)	25,975	25,975,000
East Bay Municipal Utility District, Water System:
0.17%, 10/08/13	16,100	16,100,000
0.14%, 11/05/13	22,500	22,500,000
Eastern Municipal Water District, Refunding RB, Series A:
0.09%, 12/20/13	13,000	13,000,000
Water and Sewer, 0.07%, 6/12/14	12,400	12,400,000
Fontana Unified School District, GO, VRDN, PUTTERS, Series 2668 (JPMorgan Chase Bank NA SBPA), 0.15%, 10/07/13 (a)(b)(c)	1,500	1,500,000
Irvine Unified School District, Special Tax Bonds, VRDN, Series B (Bank of America NA LOC), 0.07%, 10/01/13 (a)	600	600,000
Los Angeles County Schools, RB, Pooled TRAN:
Series A-2, 2.00%, 2/28/14	9,700	9,772,544
Series A-3, 2.00%, 2/01/14	2,800	2,816,759
Series A-4, 2.00%, 2/28/14	2,000	2,014,374
Series B-3, 2.00%, 11/29/13	5,800	5,815,372
Series C-3, 2.00%, 12/31/13	2,000	2,008,581
Series C-5, 2.00%, 11/29/13	2,400	2,406,948

Municipal Bonds	Par (000)	Value
California (continued)
Los Angeles Department of Water & Power, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, Series 4341 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (a)(b)(c)	$5,035	$5,035,000
Los Angeles Department of Water & Power, Refunding RB, VRDN (a):
Power System, Sub-Series A4 (JPMorgan Chase Bank NA SBPA), 0.07%, 10/07/13	5,700	5,700,000
Sub-Series B-1 (Royal Bank of Canada SBPA), 0.06%, 10/07/13	3,500	3,500,000
Sub-Series B-3 (Royal Bank of Canada SBPA), 0.04%, 10/07/13	12,300	12,300,000
Metropolitan Water District of Southern California, 5.00%, 10/01/13	3,000	3,000,395
Metropolitan Water District of Southern California, Refunding RB, Series A-2, 0.07%, 3/24/14	12,000	12,000,000
Metropolitan Water District of Southern California, Refunding RB, VRDN (a):
Series D, 0.05%, 10/07/13	14,800	14,800,000
Series A-2 (US Bank NA SBPA), 0.06%, 10/07/13	14,090	14,090,000
Moreno Valley Unified School District, GO, TRAN, 2.00%, 10/01/13	5,175	5,175,236
Oxnard School District, GO, TRAN, 1.00%, 10/31/13	3,200	3,201,971
Panama-Buena Vista Union School District, 1.00%, 10/01/13	6,300	6,300,128
Pittsburg Redevelopment Agency, Tax Allocation Bonds, VRDN, Los Medanos Community, Series A (California State Teachers Retirement System LOC, State Street Bank & Trust Co. LOC), 0.06%, 10/01/13 (a)	2,000	2,000,000
Riverside County Industrial Development Authority, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank LOC), 0.17%, 10/07/13 (a)	3,300	3,300,000
Riverside County Transportation Commission, Refunding RB, VRDN, ROCS, Series 14064 (Citibank NA SBPA), 0.08%, 10/07/13 (a)(b)(c)	1,175	1,175,000
Saddleback Valley Unified School District, GO, Election of 2004, Series A, 2.00%, 8/01/14 (d)	400	405,436
San Bernardino County Housing Authority, Refunding HRB, VRDN, M/F, Raintree Apartments, Series A (Federal Home Loan Bank of San Francisco LOC), 0.07%, 10/07/13 (a)	5,700	5,700,000
San Diego County School Districts, RB, TRAN, Series B-2, 2.00%, 4/30/14	5,625	5,683,051
San Diego Housing Authority, HRB, VRDN, M/F, Studio 15, Series B, AMT (Citibank NA LOC), 0.08%, 10/07/13 (a)	2,980	2,980,000
San Francisco City & County Redevelopment Agency, Refunding, HRB, M/F, VRDN, Fillmore Center, Series B-2, AMT (Freddie Mac Guarantor), 0.08%, 10/07/13 (a)	6,750	6,750,000
San Francisco City & County Redevelopment Agency, Special Tax Bonds, VRDN, No. 7 Hunters Point, Series A (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/13 (a)	5,000	5,000,000
Santa Clara County Financing Authority, RB, Lease Revenue Capital Projects, Series A, 4.00%, 2/01/14	800	810,219
Santa Clara Unified School District, GO, TRAN, 1.50%, 6/30/14	10,900	11,005,703
Santa Clara Valley Water District, COP, Refunding, Series A, 4.00%, 2/01/14	1,600	1,620,242
Southern California Public Power Authority, Refunding RB, VRDN, Magnolia Power Project (Wells Fargo Bank NA LOC), 0.07%, 10/07/13 (a)	2,000	2,000,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	9

Schedule of Investments (concluded)	BIF California Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State of California, GO, Refunding, VRDN (a):
Series 2661 (Wells Fargo Bank NA SBPA), 0.11%, 10/07/13 (b)	$31,836	$31,836,000
Kindergarten, Series A-5 (Citibank NA LOC), 0.04%, 10/01/13	4,500	4,500,000
Kindergarten, Series A-8 (Citibank NA LOC), 0.06%, 10/07/13	4,000	4,000,000
State of California, GO, VRDN, FLOATS (a)(c):
Series 2178 (Wells Fargo Bank NA SBPA), 0.11%, 10/07/13	24,500	24,500,000
Series C-1 (Bank of America NA LOC), 0.07%, 10/07/13	8,500	8,500,000

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, RAN:
Series A-1, 2.00%, 5/28/14	$790	$799,332
Series A-2, 2.00%, 6/23/14	8,695	8,808,558
University of California, Refunding RB, General, VRDN (a):
Series AL-2, 0.06%, 10/07/13	3,000	3,000,000
Series AL-3, 0.06%, 10/07/13	4,700	4,700,000
William S Hart Union High School District, GO, Election of 2008, Series C, 2.00%, 8/01/14	400	405,825
Total Investments (Cost — $760,581,202*) — 96.4%		760,581,202
Other Assets Less Liabilities — 3.6%		28,479,124
Net Assets — 100.0%		$789,060,326

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Piper Jaffray	$405,436	—
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$760,581,202	—	$760,581,202
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. At September 30, 2013, cash of $2,676,075 is categorized as Level 1 within disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

10	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BIF Connecticut Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
Connecticut — 94.9%
Capital City EDA, RB, VRDN, Series B (Bank of America NA SBPA), 0.11%, 10/07/13 (a)	$6,270	$6,270,000
City of Hartford Connecticut, GO, Refunding, 5.25%, 12/01/13	250	251,976
Connecticut Housing Finance Authority, RB, VRDN (a):
CIL Realty, Inc. (HSBC Bank USA NA LOC), 0.05%, 10/07/13	1,430	1,430,000
MSG Mortgage Finance Program, Series D, AMT (Royal Bank of Canada SBPA), 0.09%, 10/07/13	4,840	4,840,000
Connecticut Housing Finance Authority, Refunding RB, VRDN (a):
Housing Mortgage Finance Program, Series D-4 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 10/07/13	1,000	1,000,000
Sub-Series A-1 (JPMorgan Chase Bank NA SBPA), 0.07%, 10/01/13	3,600	3,600,000
Sub-Series E-3 (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.07%, 10/07/13	8,500	8,500,000
Connecticut Innovations, Inc., RB, VRDN, ISO New England, Inc. Project (TD Bank NA LOC), 0.07%, 10/07/13 (a)	6,000	6,000,000
Connecticut State Development Authority, RB, VRDN, Solid Waste Project, Rand/Whitney, AMT (Bank of Montreal LOC), 0.10%, 10/07/13 (a)	16,500	16,500,000
Connecticut State Health & Educational Facility Authority, RB, VRDN (a):
Austin Trust, Certificates, Yale University, Series 2008-1080 (Bank of America NA SBPA), 0.09%, 10/07/13 (b)	2,636	2,636,000
Avon Old Farms School, Series A (Bank of America NA LOC), 0.13%, 10/07/13	2,895	2,895,000
Greenwich Adult Day Care, Series A (JPMorgan Chase Bank NA LOC), 0.15%, 10/07/13	3,015	3,015,000
Hotchkiss School, Series A, 0.07%, 10/07/13	4,100	4,100,000
Yale University, Series T-2, 0.05%, 10/07/13	21,755	21,755,000
Yale University, Series V-1, 0.05%, 10/01/13	5,000	5,000,000
Yale University, Series V-2, 0.05%, 10/01/13	2,000	2,000,000

Municipal Bonds	Par (000)	Value
Connecticut (concluded)
Connecticut State Health & Educational Facility Authority, Refunding RB, VRDN (a):
Choate Rosemary Hall, Series D (JPMorgan Chase Bank NA LOC), 0.09%, 10/07/13	$6,320	$6,320,000
FLOATS, Series 1884 (Fargo Bank NA SBPA), 0.07%, 10/07/13 (c)	6,560	6,560,000
Yale-New Haven Hospital, Series K1 (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/13	4,125	4,125,000
State of Connecticut, GO:
Economic Recovery, Series A, 4.00%, 1/01/14	350	353,275
Economic Recovery, Series A, 5.00%, 1/01/14	200	202,377
Series C, 4.00%, 11/01/13	100	100,324
VRDN (Morgan Stanley Bank SBPA), 0.10%, 10/03/13 (a)(b)	5,000	5,000,000
State of Connecticut, RB, 5.00%, 10/01/13	1,075	1,075,139
Town of East Hampton Connecticut, GO, Refunding, 2.00%, 8/15/14	210	213,113
Town of Fairfield Connecticut, GO, Refunding, BAN, 1.25%, 7/18/14	5,266	5,311,341
Town of Killingly Connecticut, GO, Lot A, 4.50%, 6/15/14	120	123,610
Town of Newtown Connecticut, GO, Refunding, Series B, 2.00%, 7/15/14	500	506,691
Town of Orange Connecticut, GO, Refunding, 4.00%, 8/15/14	805	830,562
Town of Stafford Connecticut, GO, Refunding, BAN, 1.00%, 8/05/14	1,000	1,005,985
Town of Westbrook Connecticut, GO, 2.00%, 8/01/14	250	253,436
Town of Weston Connecticut, GO, Refunding, Series B, 5.00%, 8/01/14	1,000	1,039,502
Town of Windsor Connecticut, GO, Refunding, Series B, 3.00%, 7/15/14	1,065	1,088,661
University of Connecticut, RB, Series A, 2.00%, 8/15/14	5,000	5,079,246
Total Investments (Cost — $128,981,238*) — 94.9%		128,981,238
Other Assets Less Liabilities — 5.1%		6,873,904
Net Assets —100.0%		$135,855,142

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	11

Schedule of Investments (concluded)	BIF Connecticut Municipal Money Fund

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$128,981,238	—	$128,981,238
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $1,086,341 is categorized as Level 1 within the disclosure hierarchy.

 There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

12	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BIF Massachusetts Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Massachusetts — 98.4%
Berlin & Boylston Regional School District, GO, BAN, 1.00%, 12/12/13	$4,000	$4,005,256
City of Boston Massachusetts, GO:
Series A, 4.00%, 4/01/14	150	152,714
Series D, 5.00%, 10/01/14	300	314,028
City of Cambridge Massachusetts, GO, Refunding, Series B, 4.00%, 2/01/14	100	101,238
City of Chicopee Massachusetts, GO, Refunding, BAN, 1.00%, 11/29/13	5,350	5,355,998
City of Haverhill Massachusetts, GO, BAN:
0.75%, 9/01/14	1,000	1,003,943
1.25%, 12/13/13	2,009	2,012,725
City of New Bedford Massachusetts, GO, Refunding, BAN, 1.00%, 2/07/14	750	751,647
City of Pittsfield Massachusetts, GO, Refunding, BAN, Series B, 1.00%, 1/24/14	1,000	1,001,864
City of Somerville Massachusetts, GO, Refunding, 3.00%, 2/15/14	125	126,250
City of Waltham Massachusetts, GO, 4.00%, 11/15/13	350	351,618
Massachusetts Bay Transportation Authority, RB:
Clipper Tax-Exempt Certificate Trust, VRDN, Series 2009-47 (State Street Bank & Trust Co. SBPA), 0.10%, 10/07/13 (a)	5,000	5,000,000
Series A, 5.00%, 7/01/14 (b)	700	724,631
Massachusetts Bay Transportation Authority, Refunding RB:
Senior Series B, 5.25%, 7/01/14	300	311,027
Senior Series C, 5.25%, 7/01/14	100	103,711
VRDN, 7-Month Window, Senior Series A, 0.16%, 10/03/13 (a)	5,000	5,000,000
Massachusetts Development Finance Agency, HRB, VRDN, M/F, Avalon Acton Apartment, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.10%, 10/07/13 (a)	6,500	6,500,000
Massachusetts Development Finance Agency, RB, VRDN (a):
Concord Food Issue, AMT (Bank of America LOC), 0.35%, 10/07/13	1,240	1,240,000
Cordis Mills LLC, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.09%, 10/07/13	9,850	9,850,000
Deutsche Bank SPEARS/LIFERS Trust, Series DBE-1163 (Deutsche Bank AG Guaranty Agreement, Deutsche Bank AG SBPA), 0.12%, 10/07/13 (c)(d)	2,000	2,000,000
FLOATS, Series 1336 (Credit Suisse AG SBPA), 0.07%, 10/07/13 (c)(d)	5,050	5,050,000
RBC Municipal Product, Inc. Trust, FLOATS, Series E-38 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.08%, 10/07/13 (c)(d)	8,300	8,300,000
Massachusetts Development Finance Agency, Refunding RB, VRDN (a):
Fessenden School (JPMorgan Chase Bank NA LOC), 0.09%, 10/07/13	2,680	2,680,000
Groton School (US Bank NA SBPA), 0.08%, 10/07/13	3,415	3,415,000
New England Deaconess, Series B (M&T Bank Corp. LOC), 0.09%, 10/07/13	9,680	9,680,000
Massachusetts Health & Educational Facilities Authority, RB:
Massachusetts Institute of Technology, Series M, 5.25%, 7/01/14	150	155,504

Municipal Bonds	Par (000)	Value
Massachusetts (concluded)
Massachusetts Health & Educational Facilities Authority, RB (concluded):
Massachusetts Institute of Technology, Series N, 5.00%, 7/01/14	$100	$103,443
Series F, 5.00%, 10/01/13	350	350,045
VRDN, Baystate Medical Center, Series K (Wells Fargo Bank NA LOC), 0.03%, 10/07/13 (a)	3,500	3,500,000
Massachusetts Health & Educational Facilities Authority, Refunding RB, Series A:
Harvard University, 4.00%, 12/15/13	225	226,700
VRDN, Great Brook Valley Health Center (TD Bank NA LOC), 0.07%, 10/07/13 (a)	3,400	3,400,000
Massachusetts Industrial Finance Agency, RB, VRDN, AMT (a):
Development, Garlock Printing Corp. (Bank of America LOC), 0.63%, 10/07/13	340	340,000
Gem Group, Inc. Issue (Bank of America NA LOC), 0.63%, 10/07/13	630	630,000
Multi-Mode Development, 225 Bodwell Project (JPMorgan Chase Bank NA LOC), 0.70%, 10/07/13	4,000	4,000,000
Massachusetts School Building Authority, RB:
JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series 4328 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (a)(c)(d)	2,100	2,100,000
Series A, 4.00%, 5/15/14	150	153,397
Series B, 4.00%, 10/15/13	130	130,197
Massachusetts State College Building Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DBE-528 (Deutsche Bank AG Guaranty Agreement, Deutsche Bank AG SBPA), 0.08%, 10/07/13 (a)(d)	2,980	2,980,000
Massachusetts Water Pollution Abatement Trust, RB, Series A, 5.25%, 8/01/14 (e)	300	312,315
Massachusetts Water Pollution Abatement Trust, Refunding RB, Pool Program, Series A, 5.25%, 8/01/14	100	104,106
Massachusetts Water Resources Authority, Refunding RB, VRDN, Eagle Tax-Exempt Trust, Series 2006-0054, Class A (Citibank NA SBPA), 0.07%, 10/07/13 (a)	4,995	4,995,000
Metropolitan Boston Transit Parking Corp., Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 77-C (Wells Fargo Bank NA SBPA), 0.08%, 10/07/13 (a)(c)(d)	6,700	6,700,000
Town of Amesbury Massachusetts, GO, Refunding, BAN, 1.00%, 12/13/13	1,500	1,501,573
Town of Andover Massachusetts, GO, Refunding, 4.00%, 10/15/13	300	300,453
Town of Boxford Massachusetts, GO, 1.25%, 10/03/14 (f)	1,027	1,035,819
Town of Braintree Massachusetts, 4.00%, 10/15/13	100	100,150
Town of Dedham Massachusetts, GO, Municipal Purpose Loan, 2.00%, 5/15/14	275	277,866
Town of North Attleborough Massachusetts, GO, Refunding, Municipal Purpose Loan, 1.00%, 5/15/14	730	732,975
University of Massachusetts Building Authority, Refunding RB, VRDN, 7-Month Window, Senior Series 2, 0.16%, 10/03/13 (a)	2,955	2,955,000
Total Investments (Cost — $112,116,193*) — 98.4%		112,116,193
Other Assets Less Liabilities — 1.6%		1,780,365
Net Assets — 100.0%		$113,896,558

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	13

Schedule of Investments (concluded)	BIF Massachusetts Municipal Money Fund

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)	Security is collateralized by municipal or US Treasury obligations.
(f)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Pershing LLC	$1,035,819	—
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$112,116,193	—	$112,116,193
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. At September 30, 2013, cash of $372,023 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

14	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BIF Michigan Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Michigan — 88.5%
Huron Valley School District, GO, Refunding, 5.00%, 5/01/14	$2,200	$2,260,151
Lansing Michigan Board of Water & Light, Wells Fargo Stage Trust, RB, FLOATS, VRDN, Series 71-C (Wells Fargo Bank NA Guaranty Agreement, Wells Fargo Bank NA SBPA), 0.08%, 10/07/13 (a)(b)(c)	2,000	2,000,000
Macomb County Hospital Finance Authority, RB, Mt. Clemens General Hospital, Series B, 5.75%, 11/15/13 (d)	200	201,362
Michigan Finance Authority, RB, VRDN (a):
Adrian College (Comerica Bank LOC), 0.12%, 10/07/13	1,970	1,970,000
Higher Education Facilities (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/13	3,075	3,075,000
Michigan Finance Authority, Refunding RB, VRDN, Unemployment Obligation Assessment, Series C (Citibank NA LOC), 0.08%, 10/07/13 (a)	475	475,000
Michigan Higher Education Facilities Authority, Refunding RB, VRDN, Limited Obligation, Law School Project, Series A (Wells Fargo Bank NA LOC), 0.06%, 10/07/13 (a)	4,950	4,950,000
Michigan Higher Education Student Loan Authority, RBC Municipal Products, Inc. Trust, Refunding RB, FLOATS, VRDN, Series L-24, AMT (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.13%, 10/07/13 (a)(c)	1,400	1,400,000
Michigan State HDA, Refunding RB, VRDN, AMT (a):
Series A (Barclays Bank PLC SBPA), 0.08%, 10/07/13	1,985	1,985,000
Series A (JPMorgan Chase Bank NA SBPA), 0.09%, 10/01/13	4,000	4,000,000
Series E (Bank of Tokyo-Mitsubishi UFJ Ltd. SBPA), 0.09%, 10/07/13	500	500,000
Michigan State University, Refunding RB, VRDN, General, Series A, 0.06%, 10/07/13 (a)	1,700	1,700,000

Municipal Bonds	Par (000)	Value
Michigan (concluded)
Michigan Strategic Fund, RB, VRDN (a):
Air Products & Chemicals, Inc., 0.06%, 10/01/13	$2,000	$2,000,000
C&M Manufacturing Corp., Inc. Project, AMT (JPMorgan Chase Bank NA LOC), 0.52%, 10/07/13	440	440,000
Golden Keys Development LLC Project, AMT (JPMorgan Chase Bank NA LOC), 0.14%, 10/07/13	1,125	1,125,000
MANS LLC Project, AMT (Comerica Bank LOC), 0.17%, 10/07/13	700	700,000
Puttable Floating Option Tax-Exempt Receipts, FLOATS, Series 840, AMT (Bank of America NA Guarantor, Bank of America NA LOC), 0.19%, 10/07/13 (b)(c)	2,000	2,000,000
Riverwalk Properties LLC Project, AMT (Comeria Bank LOC), 0.17%, 10/07/13	1,100	1,100,000
Vector Investments Project, AMT (Bank of America NA LOC), 0.34%, 10/07/13	700	700,000
Oakland County EDC, Refunding RB, VRDN, Cranbrook Education Community Project (JPMorgan Chase Bank NA LOC), 0.09%, 10/07/13 (a)	1,000	1,000,000
Oakland University, Refunding RB, VRDN, General (JPMorgan Chase Bank NA LOC), 0.10%, 10/07/13 (a)	995	995,000
State of Michigan, GO, Refunding, 5.50%, 12/01/13	100	100,878
State of Michigan Trunk Line Revenue, Refunding RB, 3.00%, 11/15/13	500	501,702
University of Michigan, RB, VRDN, General, Series D-1, 0.01%, 10/01/13 (a)	1,000	1,000,000
University of Michigan, Refunding RB, VRDN, General, Series B (North Trust Co. SBPA), 0.04%, 10/01/13 (a)	2,700	2,700,000
Western Township Utilities Authority, GO, Refunding, 4.00%, 1/01/14	625	630,837
Total Investments (Cost — $39,509,930*) — 88.5%		39,509,930
Other Assets Less Liabilities — 11.5%		5,143,866
Net Assets — 100.0%		$44,653,796

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(d)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	15

Schedule of Investments (concluded)	BIF Michigan Municipal Money Fund

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$39,509,930	—	$39,509,930
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $3,074,976 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

16	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 96.7%
Borough of Avalon New Jersey, GO, BAN, 1.00%, 2/27/14	$5,320	$5,333,708
Borough of Dumont New Jersey, GO, Refunding, BAN, 1.00%, 6/25/14	4,150	4,163,322
Borough of Metuchen New Jersey, GO, BAN, 1.00%, 2/28/14	5,060	5,068,807
Borough of Rumson New Jersey, GO, BAN, Series A, 0.75%, 9/03/14	330	330,350
Borough of Westwood New Jersey, GO, BAN, 1.00%, 5/02/14	5,309	5,323,857
Borough of Wood-Ridge New Jersey, GO, Refunding, BAN, 1.00%, 2/14/14	7,017	7,026,402
Burlington County Bridge Commission, Refunding RB, Project Notes, Solid Waste Project, 2.00%, 10/08/13	9,200	9,203,009
Camden County Improvement Authority, RB, VRDN, Special (TD Bank NA LOC), 0.12%, 10/07/13 (a)	1,580	1,580,000
City of Cape May New Jersey, GO, 1.00%, 7/18/14	1,400	1,406,440
City of Ocean City New Jersey, GO, BAN, 1.00%, 3/07/14	4,500	4,506,954
County of Gloucester New Jersey, GO, Refunding, 1.00%, 3/01/14	450	451,121
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN, Series B (TD Bank NA LOC), 0.07%, 10/07/13 (a)	3,150	3,150,000
New Jersey EDA, RB, VRDN (a):
Cooper Health System Project, Series A (TD Bank NA LOC), 0.07%, 10/07/13	12,500	12,500,000
Morris Museum Project (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/13	5,850	5,850,000
MZR Real Estate LP Project, AMT (Wells Fargo Bank NA LOC), 0.22%, 10/07/13	5,840	5,840,000
PB Tower & Metro Project, Series A, AMT (Wells Fargo Bank NA LOC), 0.22%, 10/07/13	2,985	2,985,000
PB Tower & Metro Project, Series B, AMT (Wells Fargo Bank NA LOC), 0.22%, 10/07/13	1,490	1,490,000
Urban League Project (Wells Fargo Bank NA LOC), 0.12%, 10/07/13	1,650	1,650,000
New Jersey EDA, Refunding RB, VRDN (a):
Blair Academy Project (Wells Fargo Bank NA LOC), 0.05%, 10/07/13	6,720	6,720,000
Exxon Project, 0.02%, 10/01/13	3,125	3,125,000
Jewish Community Metro West (Wells Fargo Bank NA LOC), 0.17%, 10/07/13	5,400	5,400,000
New Jersey Educational Facilities Authority, RB, VRDN, Centenary College, Series A (TD Bank NA LOC), 0.07%, 10/07/13 (a)	6,405	6,405,000
New Jersey Environmental Infrastructure Trust, Refunding RB, P-FLOATS, VRDN, Series A-R (Bank of America NA SBPA), 0.06%, 10/07/13 (a)(b)(c)	500	500,000
New Jersey Health Care Facilities Financing Authority, RB, VRDN (a):
Robert Wood Johnson University (Wells Fargo Bank NA LOC), 0.05%, 10/07/13	8,865	8,865,000
Series A-4 (TD Bank NA LOC), 0.07%, 10/07/13	10,730	10,730,000
Virtua Health (Wells Fargo Bank NA LOC), 0.05%, 10/07/13	5,485	5,485,000
New Jersey Health Care Facilities Financing Authority, Refunding RB, VRDN (a):
Hospital Capital Asset Financing, Series A (JPMorgan Chase NA LOC), 0.08%, 10/07/13	1,000	1,000,000
RWJ Health Care Corp. (TD Bank NA LOC), 0.07%, 10/07/13	4,140	4,140,000

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey Housing & Mortgage Finance Agency, RB, VRDN, S/F, AMT (Barclays Bank PLC SBPA) (a):
Series O, 0.08%, 10/07/13	$20,625	$20,625,000
Series Q, 0.09%, 10/07/13	7,405	7,405,000
New Jersey State Educational Facilities Authority, RB, JPMorgan Chase PUTTERS/DRIVERS Trust, VRDN, Series B (JPMorgan Chase Bank SBPA), 0.08%, 10/07/13 (a)(b)(c)	2,165	2,165,000
New Jersey State Higher Education Assistance Authority, RBC Municipal Product, Inc. Trust, RB, FLOATS, VRDN, AMT (Royal Bank of Canada LOC, Royal Bank of Canada Liquidity Agreement) (a)(c):
Series L-35, 0.13%, 10/07/13	25,245	25,245,000
Series L-36, 0.13%, 10/07/13	19,300	19,300,000
New Jersey State Turnpike Authority, Refunding RB, P-FLOATS, VRDN, Series D (Bank of America NA LOC, Bank of America NA Liquidity Agreement), 0.11%, 10/07/13 (a)(b)(c)	8,900	8,900,000
New Jersey Transportation Trust Fund Authority, RB, VRDN (a)(c):
Clipper Caraval Tax-Exempt Certificate Trust, Series 1 (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/13 (b)	27,700	27,700,000
Deutsche Bank SPEARS/LIFERS Trust, Series C (Deutsche Bank AG Guarantor, Deutsche Bank AG Liquidity Agreement), 0.08%, 10/07/13	31,380	31,380,000
Port Authority of New York & New Jersey, JPMorgan Chase PUTTERS/DRIVERS Trust, Refunding RB, VRDN, AMT (JPMorgan Chase Bank NA SBPA) (a)(b)(c):
Series 3176, 0.12%, 10/07/13	27,860	27,860,000
Series 3193, 0.12%, 10/07/13	12,995	12,995,000
Ramsey School District, GO, 1.25%, 7/18/14	2,200	2,209,568
State of New Jersey, P-FLOATS, VRDN, Series B (Bank of America NA LOC, Bank of America NA Liquidity Agreement), 0.13%, 10/07/13 (a)(b)(c)	3,700	3,700,000
State of New Jersey, RB, P-FLOATS, VRDN, Series MT-837 (Bank of America NA Guarantor, Bank of America NA Liquidity Agreement), 0.10%, 10/07/13 (a)(b)(c)	4,590	4,590,000
Township of Colts Neck New Jersey, GO, BAN, Series A, 1.00%, 2/25/14	3,831	3,838,561
Township of Delran New Jersey, GO, BAN, 1.00%, 11/12/13	4,653	4,654,163
Township of Lower New Jersey, GO, BAN, Series A, 1.00%, 8/07/14	3,530	3,539,832
Township of Marlboro New Jersey, GO, BAN, 1.00%, 6/11/14	1,000	1,003,737
Township of Mendham New Jersey, GO, BAN, 1.00%, 5/22/14	500	501,785
Township of Old Bridge New Jersey, GO, BAN, 1.00%, 10/15/13	900	900,206
Township of Scotch Plains New Jersey, GO, BAN, 1.00%, 1/17/14	2,730	2,734,864
Township of Sparta New Jersey, GO, Refunding, BAN, 1.00%, 11/01/13	700	700,405
Township of Union County New Jersey, GO, BAN, Series A, 1.00%, 8/08/14	4,150	4,164,086
Township of Vernon New Jersey, GO, BAN, 1.25%, 3/28/14	2,585	2,593,835
Township of Verona New Jersey, GO, Refunding, BAN, 1.00%, 7/25/14	3,355	3,371,901
Township of West Orange New Jersey, GO, BAN, 1.00%, 5/20/14	830	833,201

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	17

Schedule of Investments (concluded)	BIF New Jersey Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New Jersey (concluded)
Union County New Jersey Industrial Pollution Control Financing Authority, Refunding RB, VRDN, Exxon Project, 0.02%, 10/01/13 (a)	$5,300	$5,300,000
Total Investments (Cost — $358,440,114*) — 96.7%		358,440,114
Other Assets Less Liabilities — 3.3%		12,239,290
Net Assets — 100.0%		$370,679,404

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$358,440,114	—	$358,440,114
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $10,942,464 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

18	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 100.0%
Amherst Development Corp., Refunding RB, VRDN, Asbury Pointe, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.09%, 10/07/13 (a)	$3,855	$3,855,000
Arlington Central School District, GO, Refunding, BAN, 1.00%, 11/15/13	1,696	1,697,095
Austin Trust, Refunding RB, VRDN (a)(b):
New York State Thruway Authority, Series 2008-3507 (Bank of America NA SBPA), 0.22%, 10/07/13	3,350	3,350,000
New York State Urban Development Corp., Series 2008-3508 (Bank of America NA SBPA), 0.12%, 10/07/13	6,450	6,450,000
Triborough Bridge & Tunnel Authority, Series 2008-1184 (Bank of America NA SBPA), 0.12%, 10/07/13	4,300	4,300,000
Beekmantown Central School District, GO, Refunding, BAN, 1.00%, 5/01/14	2,145	2,152,039
Brentwood Union Free School District, GO, Refunding, 0.75%, 1/15/14	1,640	1,642,286
Buffalo Municipal Water Finance Authority, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/13 (a)	4,865	4,865,000
Central Islip Union Free School District, GO, Refunding, BAN, 1.00%, 9/12/14	6,380	6,422,276
City of New York New York, GO, Refunding:
Series A, 3.00%, 8/01/14	350	357,568
VRDN, Sub-Series C-2 (Bayerische Landesbank LOC), 0.09%, 10/07/13 (a)	7,615	7,615,000
VRDN, Sub-Series E-2 (JPMorgan Chase Bank NA LOC), 0.07%, 10/01/13 (a)	6,000	6,000,000
City of New York New York, GO, VRDN (a):
ROCS, Series RR-II-R-11685 (Citibank NA SBPA), 0.07%, 10/07/13 (b)	2,000	2,000,000
Series F-4 (Landesbank Hessen-Th|$$|Aduringen LOC), 0.09%, 10/07/13	8,700	8,700,000
Series F-5 (Bayerische Landesbank LOC), 0.09%, 10/07/13	11,315	11,315,000
Sub-Series A-3 (Morgan Stanley Bank LOC), 0.07%, 10/07/13	14,260	14,260,000
Sub-Series B-9 (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/13	2,000	2,000,000
Sub-Series F-3 (Sumitomo Mitsui Banking Corp. LOC), 0.07%, 10/07/13	13,000	13,000,000
Sub-Series G-7 (Bank of Tokyo-Mitsubishi UFJ Ltd. LOC), 0.05%, 10/01/13	14,350	14,350,000
Sub-Series H-4 (Bank of New York LOC), 0.05%, 10/01/13	15,100	15,100,000
Sub-Series I-8 (State Street Bank Trust Co. LOC), 0.06%, 10/01/13	6,000	6,000,000
Cohoes Industrial Development Agency, RB, VRDN, Eddy Village Project (Bank of America NA LOC), 0.07%, 10/07/13 (a)	19,500	19,500,000
Commack Union Free School District, GO, Refunding, 1.00%, 9/01/14	410	412,635
County of Albany New York, GO, Refunding, 4.00%, 11/15/13	160	160,730
County of Dutchess New York, GO, 3.00%, 12/01/13	840	843,826
County of Putnam New York, GO, TAN, 1.00%, 10/25/13	4,250	4,251,977
County of Tompkins New York, GO, BAN, 1.00%, 7/15/14	5,000	5,025,920
East Syracuse-Minoa Central School District, GO, Refunding, 4.00%, 12/15/13	200	201,524
East Williston Union Free School District, GO, TAN, 1.00%, 6/26/14	3,700	3,718,820

Municipal Bonds	Par (000)	Value
New York (continued)
Elwood Union Free School District, GO, Refunding, 2.00%, 12/01/13	$400	$401,113
Erie County Fiscal Stability Authority, BAN, Series A, 1.00%, 7/31/14	10,000	10,062,419
Erie County Fiscal Stability Authority, RB, Sales Tax & State Aid Secured, Series B, 3.00%, 12/01/13	275	276,244
Hyde Park Central School District, GO, Refunding, BAN, 0.75%, 6/26/14	7,827	7,851,334
Long Island Power Authority, RB, VRDN, Sub-Series 1B (State Street Bank Trust Co. LOC), 0.07%, 10/01/13 (a)	13,700	13,700,000
Long Island Power Authority, Refunding RB, VRDN, FLOATS, Electric System, Series 1428 (BHAC) (Morgan Stanley Bank SBPA), 0.10%, 10/07/13 (a)(b)(c)	4,625	4,625,000
Mattituck-Cutchogue Union Free School District, GO, TAN, 1.00%, 6/27/14	1,900	1,910,226
Metropolitan Transportation Authority, Refunding RB:
Dedicated Tax Fund, Series A, 4.00%, 11/15/13	400	401,855
VRDN, Series A-2 (Bank of Tokyo—Mitsubishi UFJ Ltd. LOC), 0.06%, 10/07/13 (a)	32,925	32,925,000
Service Contract, Series A, 5.50%, 7/01/14	200	207,711
Middle Country Central School District at Centereach, GO, Refunding, BAN, 1.00%, 8/15/14	1,000	1,005,567
Monroe County Industrial Development Agency, IDRB, VRDN, Klein Steel Service, AMT (Manufacturers & Traders Trust Co. LOC), 0.17%, 10/07/13 (a)(b)	6,000	6,000,000
Nassau County Industrial Development Agency, RB, VRDN, Clinton Plaza Senior Housing Project, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 10/07/13 (a)	13,250	13,250,000
New York City Housing Development Corp. New York, Parkview II Apartments, MRB, VRDN, Series A, AMT (Citibank NA LOC), 0.10%, 10/07/13 (a)	4,255	4,255,000
New York City Housing Development Corp. New York, RB, VRDN (a):
Atlantic Court Apartments, Series A, AMT (Freddie Mac Liquidity Agreement), 0.08%, 10/07/13	10,900	10,900,000
Lyric Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae SBPA), 0.08%, 10/07/13	7,765	7,765,000
M/F, Series K-2 (Wells Fargo Bank NA LOC), 0.05%, 10/07/13	8,300	8,300,000
Sierra Development, Series A, AMT (Fannie Mae Guarantor, Fannie Mae Liquidity Agreement), 0.08%, 10/07/13	14,065	14,065,000
Series A (Freddie Mac LOC), 0.07%, 10/07/13	800	800,000
New York City Housing Development Corp. New York, Refunding RB, VRDN (a):
M/F, The Crest, Series A (Landesbank Hessen-Th|$$|Aduringen LOC), 0.09%, 10/07/13	2,700	2,700,000
ROCS, Series II-R-11699, AMT (Citibank NA SBPA), 0.13%, 10/07/13 (b)	6,175	6,175,000
New York City Industrial Development Agency, RB, VRDN AMT (a):
Air Express International Corp. Project (Citibank NA LOC), 0.07%, 10/07/13	8,000	8,000,000
Korean Air Lines Co. Ltd. Project, Series C (Kookmin Bank LOC), 0.19%, 10/07/13	7,600	7,600,000
New York City Municipal Water Finance Authority, RB, VRDN, PUTTERS, Series 2559 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (a)(c)	1,775	1,775,000
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a):
2nd General Resolution, Sub-Series BB-3 (Royal Bank of Canada SBPA), 0.06%, 10/07/13	800	800,000

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	19

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York (continued)
New York City Municipal Water Finance Authority, Refunding RB, VRDN (a) (concluded):
Eagle Tax-Exempt Trust, Series 2009-0047, Class A (Citibank NA SBPA), 0.11%, 10/07/13 (b)	$14,900	$14,900,000
ROCS, Series II-R-12309 (Citibank NA SBPA), 0.09%, 10/07/13 (b)	10,000	10,000,000
Sub-Series A-1 (Mizuho Corporate Bank SBPA), 0.05%, 10/01/13	5,000	5,000,000
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, VRDN:
Future Tax-Exempt Subordinate, Sub-Series C-5 (Sumitomo Mitsui Banking Corp, LOC), 0.07%, 10/07/13 (a)	7,600	7,600,000
Sub-Series 2F (Bayerische Landesbank SBPA), 0.10%, 10/01/13 (a)	1,855	1,855,000
New York City Transitional Finance Authority Future Tax Secured Revenue, Refunding RB, VRDN (a):
New York City Recovery, Sub-Series 3F (Royal Bank of Canada SBPA), 0.07%, 10/01/13	5,060	5,060,000
Sub-Series A-4 (Northern Trust Corp. SBPA), 0.05%, 10/01/13	10,650	10,650,000
New York City Trust for Cultural Resources, Refunding RB, VRDN, Series A-2 (Bank of New York LOC), 0.05%, 10/01/13 (a)	4,100	4,100,000
New York City Water & Sewer System, Refunding RB, VRDN (a):
(Bank of Tokyo—Mitsubishi UFJ Ltd. SBPA), 0.05%, 10/07/13	6,370	6,370,000
Sub-Series AA-4 (Bank of Montreal SBPA), 0.07%, 10/01/13	10,000	10,000,000
New York Local Government Assistance Corp., Refunding RB:
Senior Lien, Series A, 5.00%, 4/01/14	225	230,219
VRDN, Sub Lien, Series 4 (Bank of America NA SBPA), 0.10%, 10/07/13 (a)	12,100	12,100,000
New York State Dormitory Authority, GO, VRDN, JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3282 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (a)(b)(c)	3,325	3,325,000
New York State Dormitory Authority, RB:
Series C, 4.00%, 3/15/14	640	650,611
Series G, 5.00%, 3/15/14	100	102,080
State Personal Income Tax, 5.00%, 3/15/14	135	137,808
State Personal Income Tax, Series F (AGM), 5.00%, 3/15/14	200	204,293
New York State Dormitory Authority, RB, State Income Tax General Purpose Series A:
State Personal Income Tax, 4.00%, 2/15/14	690	699,483
VRDN, ROCS, Series RR-II-11843 (BHAC) (Citibank NA SBPA), 0.08%, 10/07/13 (a)(b)	6,900	6,900,000
New York State Dormitory Authority, RB, VRDN (a):
Eagle Tax-Exempt Trust, Series 2006-0164, Class A (Citibank NA SBPA), 0.08%, 10/07/13	5,500	5,500,000
JPMorgan Chase PUTTERS/DRIVERS Trust, Series 3280 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (b)(c)	3,325	3,325,000
New York State Dormitory Authority, Refunding RB:
City University, 5.00%, 7/01/14	350	361,908
Court Facility Lease-Westchester, 5.00%, 8/01/14	115	119,396
Mem Sloan Kettering, Sub-Series A-2, 5.00%, 7/01/14	1,075	1,112,511
New York University, 2.50%, 7/01/14	300	304,762
Series G, 2.00%, 10/01/13	800	800,037

Municipal Bonds	Par (000)	Value
New York (continued)
New York State Dormitory Authority, Refunding RB, VRDN (a):
City University (Bank of America NA LOC), 0.08%, 10/07/13	$4,000	$4,000,000
Cornell University, Series B (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13	4,400	4,400,000
FFT Senior Communities, Inc. (HSBC Bank NA LOC), 0.07%, 10/07/13	2,700	2,700,000
Long Island University, Series A-2 (TD Bank NA LOC), 0.07%, 10/07/13	3,500	3,500,000
PUTTERS, Series 1955 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (b)(c)	5,325	5,325,000
New York State Environmental Facilities Corp., Refunding RB:
VRDN, PUTTERS, Series 2900 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (a)(c)	3,500	3,500,000
State Clean & Drinking Water, Series L, 5.00%, 5/15/14	100	102,920
New York State HFA, HRB, VRDN (a):
160 West 62nd Street, Series A2 (Wells Fargo Bank NA LOC), 0.07%, 10/07/13	8,000	8,000,000
175 West 60th Street Housing, Series A-1 (Manufacturers & Traders Trust Co. LOC), 0.05%, 10/07/13	6,800	6,800,000
363 West 30th Street, Series A, AMT (Freddie Mac Guarantor), 0.08%, 10/07/13	12,150	12,150,000
Grace Towers, Series A, AMT (Freddie Mac Guarantor), 0.08%, 10/07/13	2,880	2,880,000
New York State HFA, Refunding, HRB, VRDN, Series M-2 (Bank of America NA LOC), 0.11%, 10/07/13 (a)	3,735	3,735,000
New York State Thruway Authority, RB:
Second General Highway and Bridge Trust, Series A, 4.00%, 4/01/14	710	723,090
Second General Highway and Bridge Trust, Series B, 5.00%, 4/01/14	120	122,813
Second General Highway and Bridge Trust, Series B, 5.25%, 4/01/14	250	256,092
New York State Thruway Authority, RB, Transportation, Series A:
3.00%, 3/15/14	100	101,172
3.50%, 3/15/14	150	152,159
4.00%, 3/15/14	400	406,719
New York State Thruway Authority, Refunding RB:
Local Highway and Bridge Service Contract, 3.00%, 4/01/14	275	278,641
Local Highway and Bridge Service Contract, 4.00%, 4/01/14	300	305,436
Local Highway and Bridge Service Contract, 5.00%, 4/01/14	300	306,978
Local Highway and Bridge Service Contract, 5.00%, 4/01/14	550	562,890
New York State Thruway Authority, Refunding RB, Second General Highway and Bridge Trust:
Series A, 5.00%, 4/01/14	210	214,857
Series B, 5.00%, 4/01/14	635	649,840
New York State Thruway Authority, Refunding RB, VRDN, FLOATS, Series 1427 (AGM, Morgan Stanley Bank Liquidity Agreement), 0.62%, 10/07/13 (a)(b)(c)	5,660	5,660,000
New York State Urban Development Corp., RB, Personal Income Tax:
Series A-1, 4.00%, 12/15/13	100	100,766
State General Purpose, Series A, 5.00%, 3/15/14	425	433,989

See Notes to Financial Statements.

20	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments (continued)	BIF New York Municipal Money Fund (Percentages shown are based on Net Assets)
Municipal Bonds	Par (000)	Value
New York (continued)
New York State Urban Development Corp., RB, Personal Income Tax (concluded):
State General Purpose, Series A1, 5.00%, 12/15/13	$250	$252,427
State General Purpose, Series B1, 3.50%, 3/15/14	100	101,431
North Babylon Union Free School District, GO, TAN, 0.75%, 2/14/14	3,900	3,906,800
Onondaga County Industrial Development Agency, RB, VRDN, GA Braun, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.17%, 10/07/13 (a)	8,085	8,085,000
Orchard Park Central School District, GO, Refunding, BAN, Series A, 1.00%, 12/13/13	9,800	9,813,252
Oswego County Industrial Development Agency, RB, VRDN, OH Properties, Inc. Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.17%, 10/07/13 (a)	1,190	1,190,000
Patchogue-Medford Union Free School District, GO, TAN (State Aid Withholding), 1.00%, 6/20/14 (d)	6,300	6,330,744
Pleasantville Union Free School District, GO, Refunding, Serial Bonds, 3.00%, 11/01/13	100	100,234
Port Authority of New York & New Jersey, Refunding RB:
5.00%, 9/01/14	160	166,814
VRDN, FLOATS, Series 2977, AMT (Morgan Stanley Bank SBPA), 0.10%, 10/07/13 (a)(b)(c)	14,000	14,000,000
VRDN, FLOATS, Series 3321 (Credit Suisse AG SBPA), 0.07%, 10/07/13 (a)(b)(c)	835	835,000
VRDN, PUTTERS, Series 2945 AMT (JPMorgan Chase Bank NA SBPA), 0.12%, 10/07/13 (a)(b)(c)	1,665	1,665,000
VRDN, ROCS, Series RR-II-R-14023 (Citibank NA SBPA), 0.08%, 10/07/13 (a)(b)	2,000	2,000,000
Rensselaer County Industrial Development Agency, RB, VRDN, The Sage Colleges Project, Series A (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (a)	4,785	4,785,000
Rockland County Industrial Development Agency, Refunding RB, VRDN, Dominican College Project, Series A (TD Bank NA LOC), 0.11%, 10/07/13 (a)	8,335	8,335,000
Rocky Point Union Free School District, GO, TAN, 0.75%, 6/26/14	3,200	3,210,592
Rye Neck Union Free School District, GO, BAN, 1.00%, 5/15/14	3,390	3,403,219
Sales Tax Asset Receivable Corp., RB, VRDN, FLOATS, Series 2901 (Credit Suisse NY SBPA), 0.07%, 10/07/13 (a)(c)	10,800	10,800,000
Smithtown Central School District, GO, (AGM), 4.00%, 11/01/13	410	411,335
South Colonie Central School District, GO, BAN, Albany and Schenectady Counties, 1.00%, 7/18/14	3,620	3,637,230

Municipal Bonds	Par (000)	Value
New York (concluded)
South Country Central School District at Brookhaven, GO, TAN, 0.75%, 6/26/14	$5,800	$5,818,345
State of New York, GO, Refunding, Series C, 5.00%, 4/15/14	300	307,533
State of New York, GO, Series A, 5.00%, 2/15/14	400	406,977
Sweet Home Central School District, GO, TAN, 0.75%, 11/14/13	5,000	5,002,066
Taconic Hills Central School District at Craryville, GO, Refunding, 4.00%, 6/15/14	100	102,519
Town of Carmel New York, GO, Refunding, BAN, Series A, 0.75%, 10/11/13	4,021	4,021,470
Town of LaGrange New York, GO, Refunding, BAN, Series B, 1.00%, 3/28/14	5,278	5,291,131
Town of North Hempstead New York, GO, Refunding, Serial Bonds, 4.00%, 2/01/14	100	101,228
Town of Smithtown New York, GO, Refunding, Public Improvements, 4.00%, 12/15/13	100	100,756
Town of Webster New York, GO, Refunding, BAN, 0.75%, 10/02/13	4,210	4,210,071
Triborough Bridge & Tunnel Authority, RB:
General, Sub-Series B-1, 5.00%, 11/15/13	2,265	2,278,735
Sub-Series A, 5.13%, 11/15/13 (e)	100	100,601
VRDN, General, Series B-2 (California State Teachers’ Retirement System LOC), 0.07%, 10/07/13 (a)	9,700	9,700,000
Triborough Bridge & Tunnel Authority, Refunding RB:
General, Series A, 4.00%, 1/01/14	100	100,931
General, Series B, 5.25%, 11/15/13	360	362,216
Special Obligation, Series A, 5.13%, 1/01/14 (e)	150	151,820
VRDN, General, Series B-2A (California State Teachers’ Retirement System LOC), 0.07%, 10/01/13 (a)	13,100	13,100,000
VRDN, General, Series B-2BB (California State Teachers’ Retirement System LOC), 0.07%, 10/01/13 (a)	9,455	9,455,000
Upstate Telecommunications Corp., RB, VRDN, Information Technology (Manufacturers & Traders Trust LOC), 0.12%, 10/07/13 (a)	6,935	6,935,000
Valley Central School District at Montgomery, GO, Refunding, BAN, 1.00%, 2/20/14	6,000	6,015,439
Yonkers Industrial Development Agency, Refunding RB, VRDN (JPMorgan Chase Bank NA LOC), 0.09%, 10/07/13 (a)	15,475	15,475,000
Total Investments (Cost — $686,140,551*) — 100.4%		686,140,551
Liabilities in Excess of Other Assets — (0.4)%		(2,985,337)
Net Assets — 100.0%		$683,155,214

Notes to Schedule of Investments

*	Cost for federal income tax purposes
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	21

Schedule of Investments (concluded)	BIF New York Municipal Money Fund
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Securities LLC	$6,330,744	—
(e)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$686,140,551	—	$686,140,551
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $1,117,466 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

22	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BIF Ohio Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Ohio — 82.6%
City of Beachwood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 8/06/14	$1,340	$1,348,160
City of Cincinnati Ohio, GO, Refunding, Unlimited Tax Various Purpose:
Series A, 4.00%, 12/01/13	290	291,811
Series G, 4.00%, 12/01/13	500	503,187
City of Cleveland Ohio, Airport System, Refunding RB, Series D, VRDN (Bank of America NA LOC), 0.08%, 10/07/13 (a)	7,700	7,700,000
City of Cleveland Ohio, Department of Public Utilities Division of Water, RB, VRDN, Series Q, 0.06%, 10/07/13 (a)	700	700,000
City of Columbus Ohio, BB&T Municipal Trust, Refunding RB, VRDN, FLOATS, Series 13, 0.07%, 10/07/13 (a)(b)	1,000	1,000,000
City of Columbus Ohio, GO, Refunding, Various Purpose, 1.50%, 11/21/13	2,350	2,354,306
City of Hilliard Ohio, GO, Refunding (NPFGC), 3.75%, 12/01/13	140	140,844
City of Independence Ohio, GO, BAN, Various Purpose, 1.13%, 4/16/14	1,555	1,561,497
City of Lakewood Ohio, GO, BAN, Various Purpose Improvement, 1.00%, 4/15/14	1,400	1,404,887
City of Lebanon Ohio, GO, BAN, Various Purpose, 1.00%, 4/24/14	300	301,180
City of Lima Ohio, RB, VRDN, Facilities, Lima Memorial Hospital Project (JPMorgan Chase Bank NA LOC), 0.08%, 10/07/13 (a)	2,800	2,800,000
City of Miamisburg Ohio, GO, BAN, Various Purpose, 1.00%, 3/12/14	1,800	1,804,799
City of North Ridgeville Ohio, GO, BAN, 0.65%, 4/03/14	905	905,911
City of Strongsville Ohio, GO, BAN, Street Improvement, 1.00%, 10/23/13	1,000	1,000,439
Cleveland-Cuyahoga County Port Authority, Refunding RB, VRDN, Carnegie/89th Garage and Service Center LLC Project (JPMorgan Chase Bank LOC), 0.07%, 10/07/13 (a)	2,500	2,500,000
Columbus Ohio Regional Airport Authority, Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN, Series DB-488 (NPFGC) (Deutsche Bank AG SBPA), 0.08%, 10/07/13 (a)(b)	3,135	3,135,000
County of Butler Ohio, GO, BAN, Various Purpose, 0.40%, 7/31/14	2,350	2,350,000
County of Franklin Ohio, HRB, VRDN, Senior, St. George Commons Apartments, AMT (Fannie Mae Guarantor), 0.11%, 10/07/13 (a)	3,100	3,100,000

Municipal Bonds	Par (000)	Value
Ohio (concluded)
County of Lorain Ohio, Port Authority, RB, VRDN, St. Ignatius High School Project (US Bank NA LOC), 0.09%, 10/07/13 (a)	$1,745	$1,745,000
County of Montgomery Ohio, RB, VRDN, Miami Valley Hospital, Series B (JPMorgan Chase Bank NA SBPA), 0.06%, 10/01/13 (a)	1,800	1,800,000
Ohio Air Quality Development Authority, RB, VRDN, Ohio Valley Electric Corp., Series C (Bank of Tokyo-Mitsubishi UFJ LOC), 0.08%, 10/07/13 (a)	3,000	3,000,000
Ohio HFA, RB, VRDN, Series H, AMT (Ginnie Mae Guarantor) (Federal Home Loan Bank SBPA), 0.08%, 10/07/13 (a)	5,900	5,900,000
Ohio HFA, Refunding RB, MERLOTS, VRDN, Seires A02, AMT (Ginnie Mae Guarantor) (Wells Fargo Bank NA SBPA), 0.13%, 10/07/13 (a)(b)	345	345,000
Ohio Higher Educational Facility Commission, RB, VRDN, Case Western Reverve University 2002 Project, Series A (Wells Fargo Bank NA SBPA) (a):
0.04%, 10/01/13	2,100	2,100,000
0.04%, 10/01/13	1,000	1,000,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN (a):
Case Western Reserve University 2001 Project, Series A (Wells Fargo Bank NA SBPA), 0.04%, 10/01/13	900	900,000
Cleveland Clinic Health System Obligated Group, Series B (Wells Fargo Bank NA SBPA), 0.03%, 10/01/13	4,200	4,200,000
Ohio State Higher Education Facilities Commission, Case Western Reverve University (Northern Trust Company), 0.11%, 10/17/13	4,000	4,000,000
Ohio State Water Development Authority, RB, BAN, Water Pollution Control, 2.00%, 12/01/13	1,000	1,003,176
State of Ohio, GO, VRDN Common Schools (a):
Series A, 0.05%, 10/07/13	600	600,000
Series B, 0.05%, 10/07/13	1,355	1,355,000
Series C, 0.06%, 10/07/13	300	300,000
State of Ohio, RB, VRDN, Universal Forest Products Project, AMT (JPMorgan Chase Bank NA LOC), 0.27%, 10/07/13 (a)	2,700	2,700,000
Toledo City School District, GO, School Facilities Improvement, Series B (NPFGC), 5.25%, 12/01/13 (c)	500	504,225
Total Investments (Cost — $66,354,422*) — 82.6%		66,354,422
Other Assets Less Liabilities — 17.4%		13,970,013
Net Assets — 100.0%		$80,324,435

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(b)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	23

Schedule of Investments (concluded)	BIF Ohio Municipal Money Fund

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$66,354,422	—	$66,354,422
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $12,739,268 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

24	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments September 30, 2013 (Unaudited)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania — 98.6%
Allegheny County Port Authority, Refunding RB, Transportation, 4.00%, 3/01/14	$150	$152,245
Blairsville-Saltsburg School District, GO, Refunding, 2.00%, 11/15/13	270	270,589
Bucks County Water & Sewer Authority, Refunding RB, 3.00%, 12/01/13	145	145,652
Catasauqua Area School District, GO, 4.60%, 5/15/14 (a)	100	102,479
Centennial School District Bucks County, GO, Series A, 2.00%, 12/15/13	100	100,343
Central Bradford Progress Authority, RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS, Series C-14 (Royal Bank of Canada LOC, Royal Bank of Canada SBPA), 0.07%, 10/07/13 (b)(c)(d)	2,300	2,300,000
Central York School District, GO, Refunding, 2.50%, 2/15/14	100	100,786
Chartiers Houston School District, GO, 4.20%, 3/01/14 (a)	100	101,608
County of Chester Pennsylvania IDA, RB, VRDN AMT (Wells Fargo Bank NA LOC) (b):
Hankin Group, Series A, 0.27%, 10/07/13	1,505	1,505,000
West Vincent Association, Series B, 0.27%, 10/07/13	1,640	1,640,000
County of Chester Pennsylvania, GO, Refunding:
3.50%, 11/15/13	90	90,356
Series C, 2.50%, 7/15/14	100	101,653
Chester Water Authority, Refunding RB, 0.50%, 12/01/13	100	100,037
City of Philadelphia Pennsylvania, ARB, Series A, AMT, 5.00%, 6/15/14	100	103,099
City of Philadelphia Pennsylvania, GO, VRDN, Refunding, Series B (Bank of New York Mellon LOC), 0.06%, 10/07/13 (b)	1,600	1,600,000
City of Philadelphia Pennsylvania, Gas Works Revenue, RB, VRDN (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/13 (b)	1,000	1,000,000
City of Philadelphia Pennsylvania, Gas Works Revenue, Refunding RB, VRDN, Series C (Barclays Bank PLC LOC), 0.06%, 10/07/13 (b)	500	500,000
City of Philadelphia Pennsylvania, Refunding ARB, Series B, AMT, 4.00%, 6/15/14	150	153,678
Coatesville School District, GO, Refunding, 5.25%, 8/15/14 (a)	800	835,109
Commonwealth of Pennsylvania, GO, Refunding:
5.50%, 2/03/14	100	101,756
Third Series (AGM), 5.00%, 9/01/14	50	52,162
Commonwealth of Pennsylvania, Clipper Caravel Tax-Exempt Certificate Trust, RB, VRDN, FLOATS, Series 58 (State Street Bank & Trust Co. SBPA), 0.07%, 10/07/13 (b)(c)(d)	3,685	3,685,000
Connellsville Area School District, GO, Refunding, Series B, 5.00%, 11/15/13 (a)	200	201,193
County of Cumberland Pennsylvania, GO, 4.00%, 5/01/14	50	51,065
County of Delaware Pennsylvania Authority, Refunding RB, VRDN, Riddle Village Project (Bank of America NA LOC), 0.09%, 10/07/13 (b)	1,400	1,400,000
County of Delaware Pennsylvania IDA, RB, VRDN, Scott Paper Co., Series A (Kimberly Clark Corp. Guaranty Agreement), 0.10%, 10/07/13 (b)	700	700,000

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
County of Delaware Pennsylvania IDA, Refunding RB, VRDN, Series A (Bank of America NA LOC), 0.11%, 10/07/13 (b)	$800	$800,000
County of Lehigh Pennsylvania, GO, Refunding, 5.00%, 11/15/13	100	100,588
County of Montgomery Pennsylvania, GO, Refunding, Series C, 4.00%, 12/15/13	90	90,682
County of Montgomery Pennsylvania IDA, RB, VRDN, Big Little Association Project, Series A (Wells Fargo Bank NA LOC), 0.27%, 10/07/13 (b)	650	650,000
County of York Pennsylvania IDA, RB, VRDN, 495 Leasing Project, AMT (Wells Fargo Bank NA LOC), 0.27%, 10/07/13 (b)	1,075	1,075,000
Delaware River Port Authority of Pennsylvania & New Jersey, Refunding RB, VRDN (b):
Series B (Barclays Bank PLC LOC), 0.06%, 10/07/13	1,900	1,900,000
Series B (TD Bank NA LOC), 0.07%, 10/07/13	130	130,000
Deutsche Bank SPEARS/LIFERS Trust, RB, VRDN (b)(c)(d):
Series D-1179 (Deutsche Bank AG SBPA), 0.12%, 10/07/13	600	600,000
Series D-495 (Deutsche Bank AG SBPA), 0.14%, 10/07/13	4,000	4,000,000
East Penn School District, GO, Refunding, 3.00%, 11/15/13	60	60,195
Emmaus General Authority, RB, VRDN, Series 89F, Sub-Series F24 (US Bank NA LOC), 0.08%, 10/07/13 (b)	1,800	1,800,000
Haverford Township School District, GO, Refunding, VRDN (TD Bank NA LOC), 0.07%, 10/07/13 (b)	1,290	1,290,000
Methacton School District, GO, Refunding, Series A, 0.45%, 9/15/14	100	100,067
Neshaminy School District, GO, 4.25%, 4/15/14 (a)	100	102,098
Owen J. Roberts School District, GO, Refunding, 1.00%, 5/15/14	100	100,447
Penn Trafford School District, GO, Refunding, 3.25%, 5/01/14	75	76,220
Pennsylvania Economic Development Financing Authority, RB:
Convention Center Project, Series A, 5.00%, 6/15/14	800	826,579
VRDN, Evergreen Community Power Facility, AMT (Manufacturers & Traders Trust Co. LOC), 0.22%, 10/07/13 (b)	14,400	14,400,000
VRDN, Homewood Retirement, Series E (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (b)	915	915,000
VRDN, Merck & Co., Inc., West Point Project, AMT, 0.17%, 10/07/13 (b)	8,500	8,500,000
VRDN, Penn Waste, Inc. Project, AMT (Manufacturers & Traders Trust Co. LOC), 0.17%, 10/07/13 (b)	1,905	1,905,000
Pennsylvania HFA, MRB, VRDN, S/F Housing, Series 82-B, AMT (Royal Bank of Canada SBPA), 0.08%, 10/07/13 (b)	935	935,000
Pennsylvania HFA, RB, VRDN (b):
Series 100-C, AMT (JPMorgan Chase & Co. NA SBPA), 0.09%, 10/01/13	835	835,000
Series 81C (Royal Bank of Canada SBPA), 0.08%, 10/07/13	1,500	1,500,000
Pennsylvania Higher Educational Facilities Authority, RB, Series AO-1, 5.00%, 6/15/14	100	103,179

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	25

Schedule of Investments (continued)	BIF Pennsylvania Municipal Money Fund (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Higher Educational Facilities Authority, Refunding RB:
Bryn Mawr College, 3.00%, 12/01/13	$100	$100,449
Temple University, 5.00%, 4/01/14	100	102,324
VRDN, Thomas Jefferson University, Series B (JPMorgan Chase Bank NA LOC), 0.05%, 10/07/13 (b)	1,380	1,380,000
Pennsylvania Intergovernmental Cooperation Authority, Refunding, Special Tax Bonds, City of Philadelphia Program, 5.00%, 6/15/14	100	103,298
Pennsylvania State University, RB, VRDN, PUTTERS, Series 1971 (JPMorgan Chase Bank NA SBPA), 0.08%, 10/07/13 (b)(c)(d)	800	800,000
Pennsylvania Turnpike Commission, RB:
Sub-Series B, 5.00%, 12/01/13 (a)	100	100,804
Sub-Series B, 5.50%, 12/01/13 (a)	810	817,183
VRDN, FLOATS, Series 3225 (Morgan Stanley Bank SBPA), 0.57%, 10/07/13 (b)(c)(d)	400	400,000
VRDN, ROCS, Series II-R-12259 (BHAC Insurance, Citibank NA Liquidity Agreement), 0.07%, 10/01/13 (b)(c)	1,100	1,100,000
Pennsylvania Turnpike Commission, Refunding RB, Series T, 5.50%, 12/01/13	100	100,860
Peters Township School District Washington County, GO, Refunding, Series B, 5.00%, 12/01/13	100	100,795
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, VRDN, Children’s Hospital of Philadelphia, Series A (Wells Fargo NA SBPA), 0.06%, 10/01/13 (b)	1,500	1,500,000
Philadelphia IDA, RB, VRDN (b):
Girard Estate Facilities Leasing (JPMorgan Chase Bank NA LOC), 0.11%, 10/07/13	500	500,000
Henry H. Ottens Manufacturing Project, 0.27%, 10/01/13	205	205,000
Lannett Co., Inc. Project (Wells Fargo Bank NA LOC), 0.27%, 10/03/13	150	150,000

Municipal Bonds	Par (000)	Value
Pennsylvania (concluded)
RBC Municipal Products, Inc. Trust, RB, VRDN, FLOATS (b)(c)(d):
Series E-16 (Royal Bank of Canada LOC SBPA), 0.07%, 10/07/13	$2,400	$2,400,000
Series E-22 (Royal Bank of Canada LOC SBPA), 0.07%, 10/07/13	500	500,000
Rose Tree Media School District, GO, Refunding, Series A, 1.00%, 2/01/14	50	50,122
Seneca Valley School District, GO, Refunding, Series A, 5.00%, 2/15/14	30	30,500
South Western School District, GO, 1.00%, 5/15/14	100	100,446
Southeastern Pennsylvania Transportation Authority, RB, 5.00%, 6/01/14	200	205,911
Spring-Ford Area School District, GO, Refunding, Series A, 3.00%, 2/01/14	100	100,858
Springfield Township School District, GO, Refunding, 2.00%, 11/15/13	150	150,285
Township of Abington Pennsylvania, GO, Refunding, 2.00%, 11/15/13	550	551,103
Township of Upper Makefield Pennsylvania, GO, 3.50%, 12/15/13	150	151,004
West Chester Area School District, GO, Refunding:
2.00%, 10/01/13	160	160,007
3.00%, 11/15/13	100	100,351
West Perry School District, GO, Refunding (e):
2.00%, 5/15/14	20	20,197
Series A, 2.00%, 5/15/14	80	80,788
Wilkes-Barre Area School District, GO, Refunding, 5.00%, 4/01/14	100	102,180
York General Authority Pennsylvania, RB, VRDN, Strand Capitol Arts Center Project (Manufacturers & Traders Trust Co. LOC), 0.12%, 10/07/13 (b)	595	595,000
Total Investments (Cost — $72,648,330*) — 98.6%		72,648,330
Other Assets Less Liabilities — 1.4%		1,027,892
Net Assets — 100.0%		$73,676,222

Notes to Schedule of Investments

*	Cost for federal income tax purposes.
(a)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.
(e)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Janney Montgomery Scott LLC	$100,985	—

See Notes to Financial Statements.

26	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Schedule of Investments (concluded)	BIF Pennsylvania Municipal Money Fund

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to Note 2 of the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy as of September 30, 2013:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Municipal Bonds[1]	—	$72,648,330	—	$72,648,330
[1]	See above Schedule of Investments for values in the state.

Certain of the Fund’s assets are held at carrying amount, which approximates fair value for financial statement purposes. As of September 30, 2013, cash of $83,781 is categorized as Level 1 within the disclosure hierarchy.

There were no transfers between levels during the six months ended September 30, 2013.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	27

Statements of Assets and Liabilities

September 30, 2013 (Unaudited)	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund
Assets
Investments at value — unaffiliated[1]	$760,581,202	$128,981,238	$112,116,193	$39,509,930
Cash	2,676,075	1,086,341	372,023	3,074,976
Investments sold receivable	32,828,331	5,701,129	2,000,003	1,900,002
Capital shares sold receivable	3,956,671	—	613,203	106,994
Interest receivable	804,450	108,964	180,328	67,486
Prepaid expenses	32,091	10,751	12,279	9,746
Total assets	800,878,820	135,888,423	115,294,029	44,669,134

Liabilities
Investments purchased payable	11,659,289	—	1,349,889	—
Investment advisory fees payable	39,032	—	569	—
Officer’s and Trustees’ fees payable	4,369	734	736	435
Other affiliates payable	2,274	593	292	146
Other accrued expenses payable	113,530	31,954	45,985	14,757
Total liabilities	11,818,494	33,281	1,397,471	15,338
Net Assets	$789,060,326	$135,855,142	$113,896,558	$44,653,796

Net Assets Consist of
Paid-in capital[2]	$789,010,149	$135,854,908	$113,896,386	$44,677,262
Accumulated net realized gain (loss)	50,177	234	172	(23,466)
Net Assets, $1.00 net asset value per share	$789,060,326	$135,855,142	$113,896,558	$44,653,796

[1] Investments at cost — unaffiliated	$760,581,202	$128,981,238	$112,116,193	$39,509,930
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	788,412,459	135,735,078	113,828,625	44,744,254

See Notes to Financial Statements.

28	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Statements of Assets and Liabilities (concluded)

September 30, 2013 (Unaudited)	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Assets
Investments at value — unaffiliated[1]	$358,440,114	$686,140,551	$66,354,422	$72,648,330
Cash	10,942,464	1,117,466	12,739,268	83,781
Investments sold receivable	—	—	500,002	—
Capital shares sold receivable	832,236	2,844,595	641,259	959,960
Interest receivable	541,340	630,784	96,937	96,260
Prepaid expenses	15,344	27,601	9,503	11,744
Total assets	370,771,498	690,760,997	80,341,391	73,800,075

Liabilities
Investments purchased payable	—	7,469,620	—	100,985
Investment advisory fees payable	38,786	38,607	—	—
Officer’s and Trustees’ fees payable	1,820	3,153	536	637
Other affiliates payable	612	2,668	123	294
Other accrued expenses payable	50,876	91,735	16,297	21,937
Total liabilities	92,094	7,605,783	16,956	123,853
Net Assets	$370,679,404	$683,155,214	$80,324,435	$73,676,222

Net Assets Consist of
Paid-in capital[2]	$370,677,660	$683,047,177	$80,324,285	$73,715,273
Accumulated net realized gain (loss)	1,744	108,037	150	(39,051)
Net Assets, $1.00 net asset value per share	$370,679,404	$683,155,214	$80,324,435	$73,676,222

[1] Investments at cost — unaffiliated	$358,440,114	$686,140,551	$66,354,422	$72,648,330
[2] Shares issued and outstanding, unlimited shares authorized, $0.10 par value	370,519,982	683,017,715	80,221,418	73,778,071

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	29

Statements of Operations
Six Months Ended September 30, 2013 (Unaudited)	BIF California Municipal Money Fund	BIF Connecticut Municipal Money Fund	BIF Massachusetts Municipal Money Fund	BIF Michigan Municipal Money Fund
Investment Income
Income	$595,103	$83,899	$112,182	$35,904

Expenses
Investment advisory	1,905,905	355,534	316,843	126,395
Distribution and service	478,346	88,730	79,116	25,244
Transfer agent	78,697	9,486	11,254	6,042
Professional	41,845	36,650	58,685	37,372
Accounting services	29,530	5,597	5,328	3,312
Registration	24,547	9,901	10,381	9,749
Officer and Trustees	18,897	4,629	4,179	2,636
Custodian	15,038	3,751	3,155	2,829
Printing	5,545	732	1,385	752
Miscellaneous	25,484	9,794	8,903	7,496
Total expenses	2,623,834	524,804	499,229	221,827
Less fees waived by Manager	(1,550,532)	(340,383)	(300,598)	(126,359)
Less distribution and service fees waived	(478,346)	(88,730)	(79,116)	(25,244)
Less other expenses waived and/or reimbursed by Manager	—	(9,254)	(7,356)	(32,687)
Less fees paid indirectly	—	(2,564)	—	(1,642)
Total expenses after fees waived and/or reimbursed and paid indirectly	594,956	83,873	112,159	35,895
Net investment income	147	26	23	9

Realized Gain
Net realized gain from investments	1,609	234	172	111
Net Increase in Net Assets Resulting from Operations	$1,756	$260	$195	$120

See Notes to Financial Statements.

30	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Statements of Operations (concluded)

Six Months Ended September 30, 2013 (Unaudited)	BIF New Jersey Municipal Money Fund	BIF New York Municipal Money Fund	BIF Ohio Municipal Money Fund	BIF Pennsylvania Municipal Money Fund
Investment Income
Income	$389,857	$536,199	$63,447	$71,789

Expenses
Investment advisory	924,923	1,669,115	199,067	208,116
Distribution and service	219,358	409,345	49,728	46,022
Transfer agent	25,951	63,027	8,980	11,635
Professional	38,426	44,674	30,920	34,423
Accounting services	12,273	25,765	3,603	4,832
Registration	11,178	18,344	9,131	9,748
Officer and Trustees	9,095	15,554	3,363	3,546
Custodian	8,184	11,655	2,973	3,889
Printing	1,999	4,814	1,108	922
Miscellaneous	14,041	25,672	9,059	12,770
Total expenses	1,265,428	2,287,965	317,932	335,903
Less fees waived by Manager	(649,372)	(1,342,548)	(191,378)	(201,793)
Less distribution and service fees waived	(219,358)	(409,345)	(49,728)	(46,022)
Less other expenses waived and/or reimbursed by Manager	—	—	(13,394)	(16,314)
Less fees paid indirectly	(6,908)	—	—	—
Total expenses after fees waived and/or reimbursed and paid indirectly	389,790	536,072	63,432	71,774
Net investment income	67	127	15	15

Realized Gain
Net realized gain from investments	545	22,890	150	286
Net Increase in Net Assets Resulting from Operations	$612	$23,017	$165	$301

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	31

Statements of Changes in Net Assets

	BIF California Municipal Money Fund		BIF Connecticut Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Operations
Net investment income	$147	$349	$26	$62
Net realized gain	1,609	48,568	234	—
Net increase in net assets resulting from operations	1,756	48,917	260	62

Dividends and Distributions to Shareholders From
Net investment income	(147)	(349)[1]	(26)	(62)[1]
Net realized gain	—	(9,743)[1]	—	(110)[1]
Decrease in net assets resulting from dividends and distributions to shareholders	(147)	(10,092)	(26)	(172)

Capital Share Transactions
Net proceeds from sale of shares	1,945,738,611	4,538,313,171	202,240,861	587,782,876
Reinvestment of dividends and distributions	50	9,860	7	129
Cost of shares redeemed	(2,057,735,729)	(4,692,664,667)	(224,826,034)	(610,652,771)
Net decrease in net assets derived from capital share transactions	(111,997,068)	(154,341,636)	(22,585,166)	(22,869,766)

Net Assets
Total decrease in net assets	(111,995,459)	(154,302,811)	(22,584,932)	(22,869,876)
Beginning of period	901,055,785	1,055,358,596	158,440,074	181,309,950
End of period	$789,060,326	$901,055,785	$135,855,142	$158,440,074
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

32	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Statements of Changes in Net Assets (continued)

	BIF Massachusetts Municipal Money Fund		BIF Michigan Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Operations
Net investment income	$23	$50	$9	$22
Net realized gain	172	73,574	111	—
Net increase in net assets resulting from operations	195	73,624	120	22

Dividends and Distributions to Shareholders From
Net investment income	(23)	(50)[1]	(9)	(22)[1]
Net realized gain	—	(73,654)[1]	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(23)	(73,704)	(9)	(22)

Capital Share Transactions
Net proceeds from shares sold	161,506,859	495,871,354	153,722,710	291,565,622
Reinvestment of dividends and distributions	11	73,671	2	5
Cost of shares redeemed	(179,327,991)	(515,114,963)	(153,602,032)	(303,051,842)
Net increase (decrease) in net assets derived from capital share transactions	(17,821,121)	(19,169,938)	120,680	(11,486,215)

Net Assets
Total increase (decrease) in net assets	(17,820,949)	(19,170,018)	120,791	(11,486,215)
Beginning of period	131,717,507	150,887,525	44,533,005	56,019,220
End of period	$113,896,558	$131,717,507	$44,653,796	$44,533,005
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	33

Statements of Changes in Net Assets (continued)

	BIF New Jersey Municipal Money Fund		BIF New York Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Operations
Net investment income	$67	$146	$127	$300
Net realized gain	545	1,201	22,890	87,264
Net increase in net assets resulting from operations	612	1,347	23,017	87,564

Dividends and Distributions to Shareholders From
Net investment income	(67)	(146)[1]	(127)	(300)[1]
Net realized gain	—	(255)[1]	—	(11,203)[1]
Decrease in net assets resulting from dividends and distributions to shareholders	(67)	(401)	(127)	(11,503)

Capital Share Transactions
Net proceeds from sale of shares	483,044,002	1,216,201,082	1,241,844,160	2,713,831,847
Reinvestment of dividends and distributions	32	317	25	11,277
Cost of shares redeemed	(489,890,317)	(1,261,332,618)	(1,266,067,305)	(2,913,416,016)
Net decrease in net assets derived from capital share transactions	(6,846,283)	(45,131,219)	(24,223,120)	(199,572,892)

Net Assets
Total decrease in net assets	(6,845,738)	(45,130,273)	(24,200,230)	(199,496,831)
Beginning of period	377,525,142	422,655,415	707,355,444	906,852,275
End of period	$370,679,404	$377,525,142	$683,155,214	$707,355,444
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

34	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Statements of Changes in Net Assets (concluded)

	BIF Ohio Municipal Money Fund		BIF Pennsylvania Municipal Money Fund
Increase (Decrease) in Net Assets:	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013	Six Months Ended September 30, 2013 (Unaudited)	Year Ended March 31, 2013
Operations
Net investment income	$15	$31	$15	$38
Net realized gain	150	—	286	—
Net increase in net assets resulting from operations	165	31	301	38

Dividends and Distributions to Shareholders From
Net investment income	(15)	(31)[1]	(15)	(38)[1]
Net realized gain	—	(70)[1]	—	—
Tax return of capital	—	(150,000)[1]	—	—
Decrease in net assets resulting from dividends and distributions to shareholders	(15)	(150,101)	(15)	(38)

Capital Share Transactions
Net proceeds from sale of shares	153,058,752	295,556,408	231,782,361	574,932,388
Reinvestment of dividends and distributions	3	150,075	2	8
Cost of shares redeemed	(155,276,008)	(313,606,669)	(246,320,417)	(619,273,347)
Net decrease in net assets derived from capital share transactions	(2,217,253)	(17,900,186)	(14,538,054)	(44,340,951)

Net Assets
Total decrease in net assets	(2,217,103)	(18,050,256)	(14,537,768)	(44,340,951)
Beginning of period	82,541,538	100,591,794	88,213,990	132,554,941
End of period	$80,324,435	$82,541,538	$73,676,222	$88,213,990
[1]	Dividends and distributions are determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	35

Financial Highlights	BIF California Municipal Money Fund

	Six Months Ended September30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0001	0.0004	0.0005	0.0112
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000		0.0000	0.0001	0.0004	0.0005	0.0112
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0001)[3]	(0.0004)[3]	(0.0005)[3]	(0.0112)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]	—	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)	(0.0004)	(0.0005)	(0.0112)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.04%	0.05%	1.12%

Ratios to Average Net Assets
Total expenses	0.65%	[6]	0.64%	0.62%	0.61%	0.61%	0.57%
Total expenses after fees waived, reimbursed and paid indirectly	0.15%	[6]	0.21%	0.21%	0.33%	0.46%	0.57%
Net investment income	0.00%	[6]	0.00%	0.01%	0.04%	0.06%	1.16%

Supplemental Data
Net assets, end of period (000)	$789,060		$901,056	$1,055,359	$1,229,341	$1,485,537	$2,902,562
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

36	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Financial Highlights	BIF Connecticut Municipal Money Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	—	0.0003	0.0107
Net realized gain	0.0000	[1]	—	0.0000	[1]	0.0000 [1]	—	0.0001
Net increase from investment operations	0.0000		0.0000	0.0000		0.0000	0.0003	0.0108
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]		(0.0000)[2,3]	—	(0.0003)[3]	(0.0107)[3]
Net realized gain	—		(0.0000)[2,3]	—		(0.0000)[2,3]	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0000)		(0.0000)	(0.0000)	(0.0003)	(0.0107)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%		0.00%	0.03%	1.08%

Ratios to Average Net Assets
Total expenses	0.74%	[6]	0.72%	0.71%		0.69%	0.71%	0.68%
Total expenses after fees waived, reimbursed and paid indirectly	0.12%	[6]	0.18%	0.19%		0.32%	0.44%	0.68%
Net investment income	0.00%	[6]	0.00%	0.00%		0.00%	0.03%	1.06%

Supplemental Data
Net assets, end of period (000)	$135,855		$158,440	$181,310		$232,421	$368,830	$606,199
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	37

Financial Highlights	BIF Massachusetts Municipal Money Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000 [1]	—	0.0004	0.0103
Net realized gain	0.0000	[1]	0.0006	0.0000 [1]	—	0.0002	0.0001
Net increase from investment operations	0.0000		0.0006	0.0000	—	0.0006	0.0104
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	—	(0.0004)[3]	(0.0103)[3]
Net realized gain	—		(0.0006)[3]	(0.0000)[2,3]	—	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0006)	(0.0000)	—	(0.0004)	(0.0103)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.06%	0.00%	0.00%	0.05%	1.03%

Ratios to Average Net Assets
Total expenses	0.79%	[6]	0.76%	0.73%	0.72%	0.74%	0.72%
Total expenses after fees waived, reimbursed and paid indirectly	0.18%	[6]	0.24%	0.23%	0.35%	0.50%	0.72%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.05%	1.03%

Supplemental Data
Net assets, end of period (000)	$113,897		$131,718	$150,888	$162,853	$224,140	$428,177
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

38	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Financial Highlights	BIF Michigan Municipal Money Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013		2012	2011	2010		2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	—	0.0003		0.0115
Net realized gain	0.0000	[1]	—		0.0001	—	0.0000	[1]	0.0001
Net increase from investment operations	0.0000		0.0000		0.0001	—	0.0003		0.0116
Dividends from net investment income	(0.0000)[2]			(0.0000)[2,3]	(0.0000)[2,3]	—		(0.0003)[3]	(0.0115)[3]
Net asset value, end of period	$1.00		$1.00		$1.00	$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%		0.00%	0.00%	0.03%		1.16%

Ratios to Average Net Assets
Total expenses	0.88%	[6]	0.80%		0.79%	0.73%	0.73%		0.72%
Total expenses after fees, waived, reimbursed and paid indirectly	0.14%	[6]	0.24%		0.23%	0.41%	0.47%		0.72%
Net investment income	0.00%	[6]	0.00%		0.00%	0.00%	0.03%		1.15%

Supplemental Data
Net assets, end of period (000)	$44,654		$44,533		$56,019	$85,871	$175,022		$278,225
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends are determined in accordance with federal income tax regulations.
[4]	When applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	39

Financial Highlights	BIF New Jersey Municipal Money Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0001	0.0004	0.0008	0.0128
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]
Net increase from investment operations	0.0000		0.0000	0.0001	0.0004	0.0008	0.0128
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0001)[3]	(0.0004)[3]	(0.0008)[3]	(0.0128)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]
Total dividends and distributions	(0.0000)		(0.0000)	(0.0001)	(0.0004)	(0.0008)	(0.0128)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.01%	0.04%	0.08%	1.29%

Ratios to Average Net Assets
Total expenses	0.68%	[6]	0.68%	0.67%	0.65%	0.64%	0.61%
Total expenses after fees waived, reimbursed and paid indirectly	0.21%	[6]	0.26%	0.30%	0.37%	0.52%	0.61%
Net investment income	0.00%	[6]	0.00%	0.01%	0.04%	0.08%	1.26%

Supplemental Data
Net assets, end of period (000)	$370,679		$377,525	$422,655	$607,969	$988,738	$1,514,759
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

40	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Financial Highlights	BIF New York Municipal Money Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012	2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0001	—	0.0004	0.0114
Net realized gain	0.0000	[1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0000 [1]	0.0001
Net increase from investment operations	0.0000		0.0000	0.0000	0.0000	0.0004	0.0115
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]	(0.0000)[2,3]	—	(0.0004)[3]	(0.0114)[3]
Net realized gain	—		(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	(0.0000)[2,3]	—
Total dividends and distributions	(0.0000)		(0.0000)	(0.0000)	(0.0000)	(0.0004)	(0.0114)
Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%	0.00%	0.00%	0.04%	1.15%

Ratios to Average Net Assets
Total expenses	0.66%	[6]	0.65%	0.64%	0.62%	0.60%	0.58%
Total expenses after fees waived and reimbursed	0.15%	[6]	0.21%	0.21%	0.34%	0.41%	0.58%
Net investment income	0.00%	[6]	0.00%	0.00%	0.00%	0.05%	1.13%

Supplemental Data
Net assets, end of period (000)	$683,155		$707,355	$906,852	$996,972	$1,637,162	$3,006,793
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	41

Financial Highlights	BIF Ohio Municipal Money Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013	2012		2011	2010	2009

Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Net investment income	0.0000	[1]	0.0000 [1]	0.0000	[1]	0.0004	0.0010	0.0136
Net realized gain	0.0000	[1]	—	0.0000	[1]	—	0.0001	0.0004
Net increase from investment operations	0.0000		0.0000	0.0000		0.0004	0.0011	0.0140
Dividends and distributions from:
Net investment income	(0.0000)[2]		(0.0000)[2,3]		(0.0000)[2,3]	(0.0004)[3]	(0.0010)[3]	(0.0136)[3]
Net realized gain	—		(0.0000)[2,3]	—		(0.0000)[2,3]	(0.0000)[2,3]	—
Tax return of capital	—		(0.0020)[3]	—		—	—	—
Total dividends and distributions	(0.0000)		(0.0020)		(0.0000)	(0.0004)	(0.0010)	(0.0136)
Net asset value, end of period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.20%	0.00%		0.04%	0.11%	1.37%

Ratios to Average Net Assets
Total expenses	0.80%	[6]	0.77%	0.77%		0.70%	0.72%	0.71%
Total expenses after fees waived, reimbursed and paid indirectly	0.16%	[6]	0.22%	0.21%		0.38%	0.62%	0.71%
Net investment income	0.00%	[6]	0.00%	0.00%		0.04%	0.11%	1.32%

Supplemental Data
Net assets, end of period (000)	$80,324		$82,542	$100,592		$126,607	$313,893	$436,602
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends and distributions are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

42	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Financial Highlights	BIF Pennsylvania Municipal Money Fund

	Six Months Ended September 30, 2013 (Unaudited)		Year Ended March 31,
			2013		2012		2011	2010		2009
Per Share Operating Performance
Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00
Net investment income	0.0000	[1]	0.0000	[1]	0.0000	[1]	—	0.0003		0.0111
Net realized gain	0.0000	[1]	—		0.0000	[1]	—	0.0000	[1]	0.0001
Net increase from investment operations	0.0000		0.0000		0.0000		—	0.0003		0.0112
Dividends from net investment income	(0.0000)[2]		(0.0000)[2,3]		(0.0000)[2,3]		—	(0.0003)[3]		(0.0111)[3]
Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00		$1.00

Total Investment Return[4]
Based on net asset value	0.00%	[5]	0.00%		0.00%		0.00%	0.03%		1.12%

Ratios to Average Net Assets
Total expenses	0.81%	[6]	0.74%		0.72%		0.71%	0.72%		0.68%
Total expenses after fees waived, reimbursed and paid indirectly	0.17%	[6]	0.24%		0.21%		0.34%	0.45%		0.68%
Net investment income	0.00%	[6]	0.00%		0.00%		0.00%	0.03%		1.12%

Supplemental Data
Net assets, end of period (000)	$73,676		$88,214		$132,555		$148,845	$334,360		$590,238
[1]	Amount is less than $0.00005 per share.
[2]	Amount is greater than $(0.00005) per share.
[3]	Dividends are determined in accordance with federal income tax regulations.
[4]	Where applicable, total investment returns assume the reinvestment of dividends and distributions.
[5]	Aggregate total investment return.
[6]	Annualized.

See Notes to Financial Statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	43

Notes to Financial Statements (Unaudited)

1. Organization:

BIF California Municipal Money Fund (“BIF California”), BIF Connecticut Municipal Money Fund (“BIF Connecticut”), BIF Massachusetts Municipal Money Fund (“BIF Massachusetts”), BIF Michigan Municipal Money Fund (“BIF Michigan”), BIF New Jersey Municipal Money Fund (“BIF New Jersey”), BIF New York Municipal Money Fund (“BIF New York”), BIF Ohio Municipal Money Fund (“BIF Ohio”) and BIF Pennsylvania Municipal Money Fund (“BIF Pennsylvania”) (each, a “Fund” and collectively, the “Funds”) are each a series of BIF Multi-State Municipal Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, open-end management investment company. The Trust is organized as a Massachusetts business trust.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Funds:

Valuation: US GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds’ investments are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments are valued at cost when purchased and thereafter, a constant proportionate accretion of discounts and amortization of premiums are recorded until the maturity of the security. Each Fund seeks to maintain its net asset value per share at $1.00, although there is no assurance that it will be able to do so on a continuing basis.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Dividends and Distributions: Dividends from net investment income are declared and reinvested daily. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from US GAAP.

Income Taxes: It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Each Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ US federal tax returns remains open for each of the four years ended March 31, 2013. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction. Management does not believe there are any uncertain tax positions that require recognition of a tax liability.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

The Trust, on behalf of the Funds, entered into separate Investment Advisory Agreements with BlackRock Advisors, LLC (the “Manager”), the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
First $500 Million	0.500%
$500 Million — $1 Billion	0.425%
Greater than $1 Billion	0.375%

The Manager entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, with respect to each Fund. The Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by each Fund to the Manager.

For the six months ended September 30, 2013, the Funds reimbursed the Manager for certain accounting services, which is included in accounting services in the Statements of Operations. The reimbursements were as follows:

BIF California	$4,270
BIF Connecticut	$849
BIF Massachusetts	$600
BIF Michigan	$300
BIF New Jersey	$1,353
BIF New York	$4,064
BIF Ohio	$345
BIF Pennsylvania	$505

44	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Notes to Financial Statements (concluded)

The Trust, on behalf of the Funds, entered into a Distribution Agreement and Distribution and Shareholder Servicing Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Shareholder Servicing Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates of 0.125% of the average daily value of each Fund’s net assets.

The Manager and BRIL voluntarily agreed to waive management and/or service and distribution fees and/or reimburse operating expenses to enable each Fund to maintain minimum levels of daily net investment income. These amounts are reported in the Statements of Operations as fees waived by Manager, distribution and service fees waived and other expenses waived and/or reimbursed by Manager. The Manager and BRIL may discontinue the waiver or reimbursement at any time.

Certain officers and/or Trustees of the Trust are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in officer and trustees in the Statements of Operations.

4. Income Tax Information:

As of March 31, 2013, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires March 31,	BIF Michigan	BIF Pennsylvania
2015	$23,577	$39,337

5. Concentration, Market and Credit Risk:

The Funds invest a substantial amount of their assets in issuers located in a single state or limited number of states. Please see the Schedules of Investments for concentrations in specific states.

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Certain obligations held by the Funds have a credit enhancement or liquidity feature that may, under certain circumstances, provide for repayment of principal and interest on the obligation when due. These enhancements, which may include letters of credit, stand-by bond purchase agreements and/or third party insurance, are issued by financial institutions. The value of the obligations may be affected by changes in creditworthiness of the entities that provide the credit enhancements or liquidity features. The Funds monitor their exposure by reviewing the creditworthiness of the issuers, as well as the financial institutions issuing the credit enhancements and by limiting the amount of holdings with credit enhancements from one financial institution.

6. Capital Share Transactions:

The number of shares sold, reinvested and redeemed corresponds to the net proceeds from the sale of shares, reinvestment of dividends and distributions and cost of shares redeemed, respectively, since shares are sold and redeemed at $1.00 per share.

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	45

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of BIF Multi-State Municipal Series Trust (the “Trust”) met in person on April 11, 2013 (the “April Meeting”) and May 20-22, 2013 (the “May Meeting”) to consider the approval of the separate investment advisory agreements (collectively, the “Advisory Agreements”) between the Trust and BlackRock Advisors, LLC (the “Manager” or “BlackRock”), the Trust’s investment advisor, with respect to each series of the Trust (each, a “Fund,” and collectively, the “Funds”). The Board also considered the approval of the separate sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and BlackRock Investment Management, LLC (the “Sub-Advisor”), with respect to each of the Funds. The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreements and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board consists of fourteen individuals, twelve of whom are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”). The Board Members are responsible for the oversight of the operations of the Funds and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Co-Chairs of the Board are each Independent Board Members. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight and Contract Committee and an Executive Committee, each of which is chaired by an Independent Board Member and composed of Independent Board Members (except for the Executive Committee, which also has one interested Board Member).

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. The Board has four quarterly meetings per year, each extending over two or three days, and a fifth one-day meeting to consider specific information surrounding the consideration of renewing the Agreements. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Funds by BlackRock, its personnel and its affiliates, including investment management, administrative and shareholder services, oversight of fund accounting and custody, marketing services, risk oversight, compliance and assistance in meeting applicable legal and regulatory requirements.

The Board, acting directly and through its committees, considers at each of its meetings, and from time to time as appropriate, factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Funds and their shareholders. Among the matters the Board considered, with respect to each Fund, were: (a) investment performance for one-year, three-year, five-year and/or since inception periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management’s and portfolio managers’ analysis of the reasons for any over-performance or underperformance against its peers and/or benchmark, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as marketing and distribution, call center and fund accounting; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions; (e) the Trust’s compliance with its Code of Ethics and other compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Trust’s valuation and liquidity procedures; (k) an analysis of management fees for products with similar investment objectives across the open-end fund, exchange-traded fund (“ETF”), closed-end fund and institutional account product channels, as applicable; (l) BlackRock’s compensation methodology for its investment professionals and the incentives it creates; and (m) periodic updates on BlackRock’s business.

The Board has engaged in an ongoing strategic review with BlackRock of opportunities to consolidate funds and of BlackRock’s commitment to investment performance. In addition, the Board requested and BlackRock provided an analysis of fair valuation and stale pricing policies. BlackRock also furnished information to the Board in response to specific questions. These questions covered issues such as BlackRock’s profitability, investment performance and management fee levels. The Board further considered the importance of: (i) organizational and structural variables to investment performance; (ii) rates of portfolio turnover; (iii) BlackRock’s performance accountability for portfolio managers; (iv) marketing support for the funds; (v) services provided to the Fund by BlackRock affiliates; and (vi) BlackRock’s oversight of relationships with third party service providers.

Board Considerations in Approving the Agreements

The Approval Process: Prior to the April Meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in a process with its independent legal counsel and BlackRock to review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the April Meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on the fees and expenses of each Fund as compared with a peer group of funds as determined by Lipper (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds as determined by Lipper1; (b) information on the profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (c) a general analysis provided by BlackRock concerning investment management fees charged to other clients, such as institutional clients, ETFs and closed-end funds, under similar investment mandates, as well as the performance of such other clients, as applicable; (d) review of non-management fees; (e) the existence, impact and sharing of potential economies of scale;

[1]	Lipper ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable.
46	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

(f) a summary of aggregate amounts paid by each Fund to BlackRock; (g) sales and redemption data regarding each Fund’s shares; and (h) if applicable, a comparison of management fees to similar BlackRock open-end funds, as classified by Lipper.

At the April Meeting, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the April Meeting, and as a culmination of the Board’s year-long deliberative process, the Board presented BlackRock with questions and requests for additional information. BlackRock responded to these requests with additional written information in advance of the May Meeting.

At the May Meeting, the Board, including the Independent Board Members, unanimously approved the continuation of the separate Advisory Agreement between the Manager and the Trust with respect to each Fund and the separate Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund, each for a one-year term ending June 30, 2014. In approving the continuation of the Agreements, the Board considered: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund and BlackRock; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and its affiliates from their relationship with the Funds; (d) each Fund’s costs to investors compared to the costs of Expense Peers and performance compared to the relevant performance comparison as previously discussed; (e) economies of scale; (f) fall-out benefits to BlackRock as a result of its relationship with the Funds; and (g) other factors deemed relevant by the Board Members.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares and securities lending, services related to the valuation and pricing of portfolio holdings of each Fund, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Funds and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as determinative, and each Board Member may have attributed different weights to the various items considered.

A. Nature, Extent and Quality of the Services Provided by BlackRock: The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of each Fund. Throughout the year, the Board compared each Fund’s performance to the performance of a comparable group of mutual funds and/or the performance of a relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing the Fund’s performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, with respect to BlackRock: the number, education and experience of investment personnel generally and each Fund’s portfolio management team; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of technology; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.

In addition to advisory services, the Board considered the quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide the Funds with certain administrative, shareholder and other services (in addition to any such services provided to the Funds by third parties) and officers and other personnel as are necessary for the operations of the Funds. In particular, BlackRock and its affiliates provide the Funds with the following administrative services, including, among others: (i) preparing disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; (vi) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger or consolidation of certain open-end funds; and (vii) performing other administrative functions necessary for the operation of the Funds, such as tax reporting, fulfilling regulatory filing requirements and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B. The Investment Performance of the Funds and BlackRock: The Board, including the Independent Board Members, also reviewed and considered the performance history of each Fund. In preparation for the April Meeting, the Board worked with its independent legal counsel, BlackRock and Lipper to develop a template for, and was provided with, reports independently prepared by Lipper, which included a comprehensive analysis of each Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to other funds in its applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds and periodically meets with Lipper representatives to review its methodology. The Board and its Performance Oversight and Contract Committee regularly review, and meet with Fund management to discuss, the performance of each Fund throughout the year.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	47

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (continued)

The Board reviewed each Fund’s performance within the context of the low yield environment that has existed over the past few years.

The Board noted that BIF Ohio Municipal Money Fund ranked in the first, first and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that BIF New Jersey Municipal Money Fund ranked in the third, first and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that BIF California Municipal Money Fund ranked in the fourth, first and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one-year period.

The Board noted that BIF New York Municipal Money Fund and BIF Pennsylvania Municipal Money Fund each ranked in the fourth, fourth and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board also noted that each of these Funds performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that BIF Connecticut Municipal Money Fund ranked four out of four funds against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that BIF Michigan Municipal Money Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the one- and three-year periods.

The Board noted that BIF Massachusetts Municipal Money Fund ranked four out of four funds against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board also noted that the Fund performed within the one basis point threshold of its Lipper Performance Universe peer median for the three-year period.

The quartile standing of each Fund in its Lipper peer group takes into account the Fund’s current yield only. The Board believes that the true performance of a money market fund can only be understood in its multi-dimensional context, accounting for not only current yield but also risk. While the Board reviews each Fund’s current yield performance, it also examines the liquidity, duration, and credit quality of each Fund’s portfolio. In the Board’s view, BlackRock’s money market funds have performed well over the one, three and five year periods given BlackRock’s emphasis on preserving capital and on balancing the quest for current yield against various measures of risk.

The Board noted that BlackRock has recently made, and continues to make, changes to the organization of BlackRock’s overall portfolio management structure designed to result in strengthened leadership teams.

C. Consideration of the Advisory/Management Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Funds: The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with the other funds in its Lipper category. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers. The Board also compared each Fund’s total net operating expense ratio, as well as actual management fee rate, to those of other funds in its Lipper category. The total net operating expense ratio and actual management fee rate both give effect to any expense reimbursements or fee waivers that benefit the funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Funds. The Board reviewed BlackRock’s profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2012 compared to available aggregate profitability data provided for the two prior years. The Board reviewed BlackRock’s profitability with respect to certain other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. As a result, comparing profitability is difficult.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly-traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of technology at BlackRock, BlackRock’s expense management and the relative product mix.

In addition, the Board considered the cost of the services provided to the Funds by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Funds and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Funds. The Board also considered whether BlackRock

48	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements (concluded)

has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the contractual management fee rate of each of BIF Ohio Municipal Money Fund and BIF Pennsylvania Municipal Money Fund ranked in the second quartile relative to the Fund’s Expense Peers.

The Board noted that the contractual management fee rate of each of BIF California Municipal Money Fund, BIF Connecticut Municipal Money Fund, BIF New Jersey Municipal Money Fund and BIF New York Municipal Money Fund ranked in the third quartile relative to the Fund’s Expense Peers. The Board determined that the contractual management fee rate of each of these Funds was reasonable relative to the median contractual management fee rate paid by the Fund’s Expense Peers.

The Board noted that BIF Massachusetts Municipal Money Fund’s contractual management fee rate ranked in the third quartile relative to the Fund’s Expense Peers. The Board determined, that the Fund’s total net operating expense ratio, which ranked in the third quartile, was reasonable relative to the median total net operating expense ratio paid by the Fund’s Expense Peers.

The Board noted that BIF Michigan Municipal Money Market Fund’s contractual management fee rate ranked in the third quartile relative to the Fund’s Expense Peers.

The Board reviewed each Fund’s expenses within the context of the low yield environment and consequent expense waivers and reimbursements. The Board also noted that each Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that, to enable each Fund to maintain minimum levels of daily net investment income, BlackRock and the Funds’ distributor have voluntarily agreed to reduce each Fund’s expenses as necessary. These waivers and reimbursements may be discontinued at any time without notice.

D. Economies of Scale: The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Funds increase, as well as the existence of expense caps, as applicable. The Board also considered the extent to which the Funds benefit from such economies and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Funds to participate in these economies of scale, for example through the use of revised breakpoints in the advisory fee based upon the asset level of the Funds. In its consideration, the Board Members took into account the existence of any expense caps and further considered the continuation and/or implementation, as applicable, of such caps.

E. Other Factors Deemed Relevant by the Board Members: The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from their respective relationships with the Funds, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Funds, including for administrative, distribution, securities lending and cash management services. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that BlackRock may use and benefit from third party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

The Board noted the competitive nature of the open-end fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the pertinent Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the separate Advisory Agreement between the Manager and the Trust with respect to each Fund for a one-year term ending June 30, 2014 and the separate Sub-Advisory Agreement between the Manager and the Sub-Advisor with respect to each Fund for a one-year term ending June 30, 2014. Based upon its evaluation of all of the aforementioned factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Funds reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. As a result, the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	49

Officers and Trustees

Ronald W. Forbes, Co-Chairman of the Board and Trustee

Rodney D. Johnson, Co-Chairman of the Board and Trustee

Paul L. Audet, President and Trustee

David O. Beim, Trustee

Henry Gabbay, Trustee

Dr. Matina S. Horner, Trustee

Herbert I. London, Trustee

Ian A. MacKinnon, Trustee

Cynthia A. Montgomery, Trustee

Joseph P. Platt, Trustee

Robert C. Robb, Jr., Trustee

Toby Rosenblatt, Trustee

Kenneth L. Urish, Trustee

Frederick W. Winter, Trustee

John M. Perlowski, Chief Executive Officer

Richard Hoerner, CFA, Vice President

Brendan Kyne, Vice President

Christopher Stavrakos, CFA, Vice President

Neal Andrews, Chief Financial Officer

Jay Fife, Treasurer

Brian Kindelan, Chief Compliance Officer and
Anti-Money Laundering Officer

Benjamin Archibald, Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Sub-Advisor
BlackRock Investment Management, LLC
Princeton, NJ 08540

Custodian and Accounting Agent
State Street Bank and Trust Company
Boston, MA 02110

Transfer Agent
Financial Data Services, Inc.
Jacksonville, FL 32246

Distributor
BlackRock Investments, LLC
New York, NY 10022

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02116

Legal Counsel
Sidley Austin LLP
New York, NY 10019

Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

50	BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013

Additional Information

General Information

Electronic Delivery

Electronic copies of most financial reports and prospectuses are available on the Funds’ website or shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Funds’ electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Transfer Agent at (800) 221-7210.

Availability of Quarterly Schedule of investments

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 626-1960.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling (800) 626-1960; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in each Fund’s portfolio during the most recent 12-month year ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 626-1960 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BIF MULTI-STATE MUNICIPAL SERIES TRUST	SEPTEMBER 30, 2013	51

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a Fund unless accompanied or preceded by a Fund’s current prospectus. An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Total return information assumes reinvestment of all distributions. Past performance results shown in this report should not be considered a representation of future performance. Current performance may be higher or lower than the performance data quoted. For current month-end performance information, call (800) 626-1960. Each Fund’s current 7-day yield more closely reflects the current earnings of the Funds than the total returns quoted. Statements and other information herein are as dated and are subject to change.

BIFSTATES-9/13-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) –Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Multi-State Municipal Series Trust

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: December 3, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski

John M. Perlowski

Chief Executive Officer (principal executive officer) of

BIF Multi-State Municipal Series Trust

Date: December 3, 2013

By:     /s/ Neal J. Andrews

Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BIF Multi-State Municipal Series Trust

Date: December 3, 2013

3